File No.: 2-10698;
                                                                      811-505.
                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
     Pre-Effective  Amendment  No.                                  [ ]
     Post-Effective Amendment  No.  81                              [X]

                                 and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

     Amendment No.    29                                            [X]
                      (Check appropriate box or boxes.)

                           PHILADELPHIA FUND, INC.
------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

1200 North Federal Highway, Suite 424, Boca Raton, Florida     33432
------------------------------------------------------------------------------
         (Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code  561-395-2155
          Ronald F. Rohe, Vice President            ------------
          Philadelphia Fund, Inc.
1200 North Federal Highway, Suite 424, Boca Raton, Florida  33432
------------------------------------------------------------------------------
         (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering       April 1, 2004

It is proposed that this filing will become effective (check appropriate box)
    [ ] immediately upon filing pursuant to paragraph (b)

    [X] on April 1, 2004 pursuant to paragraph (b)

    [ ] 60 days after filing pursuant to paragraph (a)(1)

    [ ] on pursuant to paragraph (a)(1)

    [ ] 75 days after filing pursuant to paragraph (a)(2)

    [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On January 16, 2004 Registrant filed a Rule 24f-2 Notice for Registrant's most recent fiscal year.

                       EXHIBIT INDEX LOCATED ON PAGE 48

                                    PART A

                                 [FRONT COVER]

                                                                  Philadelphia
                                                                    Fund, Inc.

                                                              Established 1923

                                                        A diversified open end
                                                       investment company with
                                                     an objective of long-term
                                                             growth of capital
                                                                    and income

                   [Logo]

                                                                 APRIL 1, 2004



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                  PROSPECTUS

                                 [Back Cover]

                            PHILADELPHIA FUND, INC.
                               Established 1923
                     1200 North Federal Highway, Suite 424
                           Boca Raton, Florida 33432
                                (561) 395-2155

        Shareholders may make inquiries regarding the Fund by calling:
        -------------------------------------------------------------
        |                    Shareholder Services                   |
        |                       1-800-525-6201                      |
        -------------------------------------------------------------

A Statement of Additional Information (dated April 1, 2004) which includes additional information about the Fund, is incorporated in this prospectus by reference.

The Fund's Statement of Additional Information, annual report and semi-annual report are available, without charge, upon request, by writing to the above address, by electronic request at the Fund's e-mail address:
request@philadelphiafund.com, or by calling 1-800-749-9933.

The Fund's annual report and other information are available on the Fund's Internet website at http://www.philadelphiafund.com.

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Information about the Fund including the Statement of Additional Information, can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090.

Reports, material incorporated by reference, the Statement of Additional Information, and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SEC File Nos.: 2-10698 and 811-505



                    TABLE OF CONTENTS
                                                                   PAGE


                    Investments, Risks and Performance . . . . . .   4

                    Fees and Expenses of the Fund  . . . . . . . .   6

                    Financial Highlights . . . . . . . . . . . . .   7

                    Fund History . . . . . . . . . . . . . . . . .   7

                    Investment Objective and Principal Strategies    7

                    Policies and Non-Principal Strategies  . . . .   8

                    Principal Risks . . . . . . . . . . . . . . .    9

                    Management of the Fund . . . . . . . . . . . .  10

                    Purchase of Shares . . . . . . . . . . . . . .  10

                    Calculation of Net Asset Value . . . . . . . .  11

                    Special Purchase Plans . . . . . . . . . . . .  11

                    Redemption of Shares . . . . . . . . . . . . .  12

                    Dividends, Capital Gains Distributions,
                       and Taxes . . . . . . . . . . . . . . . . .  13

                    Performance. . . . . . . . . . . . . . . . . .  14

                    Fund Service Providers . . . . . . . . . . . .  15

                                            INVESTMENTS, RISKS AND PERFORMANCE

OBJECTIVE

The Fund's investment objective is to achieve long-term growth of capital and income.


PRINCIPAL STRATEGIES

The Fund will invest primarily in common stocks traded on the major U.S. security exchanges and fixed income securities rated at least A by Moody's Investors Service, Inc. ("Moody's")or by Standard & Poor's Corporation ("Standard & Poor's"). Securities are bought and held with long-term goals in view.

Baxter Financial Corporation, the Fund's investment advisor (the "Advisor"), uses fundamental analysis to select stocks which are believed to be undervalued. This undervaluation may be perceived for one or more of the following reasons: undervalued assets, low price to earnings ratio, low price in relation to market dominance, ability to control prices, low price to cash flow, and high percentage return on equity. Other factors considered before investing include market capitalization size, corporate business strategy, industry position, trading liquidity, trading activity of officers, directors and large stockholders, good management, protection from competition, and dividend yield.

The Fund generates income by investing in stocks that pay dividends, commercial paper, and long-term fixed income securities.

The Fund's portfolio is diversified and usually consists of 20 - 30 different stocks.

The Fund's Advisor takes into consideration the tax implications on shareholders by trying to balance capital gains and losses resulting from portfolio transactions.


PRINCIPAL RISKS

MARKET RISK. Stock prices rise and decline in response to investors' perception of the activities of individual companies and general market and economic conditions. The value of your investment in the Fund will vary from day to day which means that you could lose money.

DIVERSIFICATION RISK. The price of an individual security may be more volatile and perform differently from the market as a whole. As the Fund usually owns 20 - 30 stocks, its performance may be more vulnerable to changes in the market value of a single company than funds with more stocks in their portfolios.

INTEREST RATE RISK. Increasing interest rates cause decreases in debt securities' prices and can slow overall economic activity which often leads to lower equity prices.

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance, before and after taxes, is not predictive of future performance.
[Bar chart showing Fund's annual calendar year total returns as follows.]

                             Philadelphia Fund, Inc.
                         Annual Total Returns 1994 - 2003

                                 1994  - 8.58%
                                 1995   27.39%
                                 1996   12.74%
                                 1997   35.75%
                                 1998   11.13%
                                 1999    0.57%
                                 2000    4.73%
                                 2001  - 7.02%
                                 2002  - 8.58%
2003 18.26%

During the periods shown in the bar chart, the highest return for a quarter was 12.21% (quarter ending June 30, 1997) and the lowest return for a quarter was -8.90% (quarter ending September 30, 2002).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. After-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Average Annual Total Returns as of 12/31/03 <F1>


	                         1 Year    5 Years   10 Years
PHILADELPHIA FUND

  Return Before Taxes	       18.26%      1.15%     7.69%

  Return After Taxes
  on Distributions		 17.67%    - 0.26%     5.69%

  Return After Taxes
  on Distributions and         12.53%      0.45%     5.85%
  Sale of Fund Shares (t)

S&P 500 INDEX*
  (reflects no deduction
  for fees, expenses or taxes) 28.68%    - 0.57%    11.07%

* The Standard & Poor's 500(r) Composite Stock Index is a widely recognized unmanaged index of common stock prices.

t - Returns After Taxes on Distributions and Sale of Fund shares may be higher than Before Tax Returns due to tax benefits resulting from a net capital loss upon the redemption of Fund shares.

                                                 FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                               SHAREHOLDER FEES <F1>
                   (fees paid directly from your investment)

                 Maximum Contingent Deferred Sales
                  Charge (Load) (as a percentage of
                  offering price)                        1.00%


                        ANNUAL FUND OPERATING EXPENSES
                 (expenses that are deducted from Fund assets)

                 Management Fee ......................    .75%
                 Administrative Fee ..................    .25%
                 12b-1 Fees     ......................    .15%
                 Other Expenses ......................    .39%
                                                         -----
                       Total Fund Operating Expenses..   1.54%
                                                         =====


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example illustrates the expenses that you would pay on a $10,000 investment for the time periods indicated, assuming:

  [BULLET]  a 5% annual rate of return
  [BULLET]  redemption at the end of each time period
  [BULLET]  Fund operating expenses remain the same

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                      ------  -------  -------  --------
                       $157    $486     $839     $1,834


<F1>
On June 24, 1999 the Fund instituted its Free Flyer Program. Participants in this Fund Program may be subject to a contingent deferred sales charge (CDSC). Program participants who redeem shares within 12 months after the purchase date and have received a Program airline ticket will be subject to a CDSC of one percent of the net asset value of the shares at the time of purchase. Participants who redeem shares within 12 months of the purchase date and have not received a Program airline ticket will not be subject to the CDSC. Neither the bar chart which shows the Fund's annual total returns 1994-2003, nor the Average Annual Total Returns table on page 2 reflect the CDSC. If the CDSC was reflected, the total return figures would be less than those shown.

                                                          FINANCIAL HIGHLIGHTS

The data set forth under the caption "Financial Highlights" in the Annual Report to Stockholders for the fiscal year ended November 30, 2003 is incorporated herein by reference. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's annual report and semi-annual report are available, without charge, upon request, by writing to the address or by calling the number on the back cover of this prospectus. The annual and semi-annual reports are also available on the Fund's Internet website at http://www.philadelphiafund.com.


                                                                  FUND HISTORY

The Fund, a Maryland corporation, is the surviving corporation of a merger with Philadelphia Fund, Inc., a Delaware corporation. On November 30,
1984, the Fund was reorganized for the purpose of continuing the operations of the Delaware corporation. The sole purpose of the merger was to change the Fund's state of incorporation from Delaware to Maryland. The Delaware corporation was incorporated on July 5, 1945 for the purpose of acquiring and continuing the business of the Securities Fund, an unincorporated investment company organized in 1923.

The Securities Fund, predecessor of the Philadelphia Fund, was organized in 1923 by W. Wallace Alexander. He and his associates managed the Securities Fund until December 1928 when W. Wallace Alexander, Inc. became the manager.
W. Wallace Alexander, Inc. remained the manager of the Securities Fund until its acquisition by Philadelphia Fund, when Alexander Investment Management Co. became the manager. Over the years, the Fund has been managed by several investment advisors. The Fund's current investment advisor is Baxter Financial Corporation.


                                INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund's investment objective is to achieve long-term growth of capital and income. This goal may be changed only by the vote of a majority of the shares of the Fund. The Advisor endeavors to meet the Fund's objective but there can be no assurance that the Fund's investments will achieve the Advisor's expectations.

The shares of Philadelphia Fund, Inc. provide a convenient way for investors to own, at a reasonable cost, an interest in a carefully selected and
supervised portfolio of investments.   The shares represent ownership of a
program designed and managed for long-term growth of capital and income.

The Fund will invest primarily in common stocks with a market value greater than $150 million traded on the major U.S. security exchanges.

The Advisor uses fundamental analysis to select stocks which are believed to be undervalued. The Advisor considers the following criteria to evaluate whether a stock may be undervalued:

     [BULLET] Price to earnings ratio less than growth rate of
              sales and/or earnings.
     [BULLET] Return on equity greater than 15 %
     [BULLET] Price to sales ratio less than 1
     [BULLET] Price to book ratio less than 1
     [BULLET] Price to cash flow ratio less than 6

Each of these criteria may indicate that a stock is undervalued. The Advisor considers stocks with many of these criteria, but does not require that all or any exist prior to investment. Other factors considered before investing include low price in relation to market dominance, ability to control prices, market capitalization size, corporate business strategy, industry position, trading liquidity, trading activity of officers, directors and large stockholders, good management, protection from competition, and dividend yield. Investments are held until the stock meets the Advisor's projections, the original criteria used to select the investment no longer exist, or an investment opportunity believed to be superior presents itself.

The Fund's portfolio usually consists of 20 - 30 different stocks which is less than the amount of stocks held by the typical mutual fund. This strategy stems from the belief that there are a limited number of investment ideas available and allows the Advisor to focus on companies with the greatest potential for investment return balanced with minimal risk.

The Fund generates income by investing in stocks that pay dividends, commercial paper, and long-term fixed income securities rated at least A by Moody's or by Standard & Poor's. Fixed income securities are selected by comparing the investment's yield in relation to market rates with similar duration to maturity and risk factors. When the Advisor believes a decline in interest rates is imminent, fixed income investments may also be purchased for the purpose of capital appreciation as prices tend to rise as interest rates fall. When the Fund invests in fixed income securities for this reason, it may invest in any rated or unrated security.

The Advisor takes into consideration the tax implications on shareholders by trying to balance capital gains and losses resulting from portfolio transactions. Unexpected declines in securities prices sometimes cause the Advisor to realize capital losses. Unexpected increases in securities prices sometimes cause the Advisor to realize capital gains. Both of these actions are taken with full consideration given to the Fund's current realized and unrealized gain (loss) position and the tax implications to the shareholder.


                                         POLICIES AND NON-PRINCIPAL STRATEGIES

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Under these conditions, the Fund may place some or all of its assets in cash or cash equivalents in an attempt to preserve capital and avoid potential losses. However, it is possible the Fund may not achieve its investment objective under these circumstances.

Cash balances in excess of daily operating needs are invested in the highest rated commercial paper available and U.S. Treasury Bills.

The Fund may hold cash, cash equivalents, bonds, and/or preferred stocks to the extent deemed prudent to achieve its investment objective.

The Fund will not at the time of purchase invest more than 5% of its assets in the securities of any one company nor will the Fund buy more than 10% of the voting stock of any one company.

The Fund will not purchase securities of companies if such purchase would cause more than 25% of the Fund's assets to be invested in the securities of companies in any single industry.

The Fund may buy and sell covered (options on securities owned by the Fund) and uncovered (options on securities not owned by the Fund) call and put options which are issued by the Options Clearing Corporation and are listed on national securities exchanges. Generally, options would be used either to generate income or to limit the downside risk of a portfolio holding.

The Fund may buy and sell financial futures contracts and options on such contracts. Futures contracts may be used to implement a number of different hedging strategies.

The Fund's portfolio usually has a low turnover ratio because securities, other than options, are bought and held with long-term goals in view and this normally results in the infrequent replacement of the portfolio's investments. However, the Advisor is free to make any portfolio changes which, in its judgment, are in the best interests of shareholders. The last few years have witnessed significant market fluctuations, which have necessitated more frequent portfolio turnover for the Fund.


                                                               PRINCIPAL RISKS

MARKET RISK. Stocks prices rise and decline in response to investor's perception of the activities of individual companies and general market and economic conditions. The value of your investment in the Fund will vary from day to day which means that you could lose money. Political upheaval and social unrest, wars, threat of war, and the numerous factors of the human race have an impact on economic conditions. In turn, this influences the decisions to retain different stocks in the portfolio or to reinvest in the stocks of companies which are better suited to a changing or changed environment. The portfolio may suffer losses in this replacement process.

DIVERSIFICATION RISK. The price of an individual security may be more volatile and perform differently from the market as a whole. As the Fund usually owns 20 - 30 stocks, its performance may be more vulnerable to changes in the market value of a single company than funds with more stocks in their portfolios. For example, a portfolio owning 20 stocks of equal value will be influenced twice as much by the fortunes or misfortunes of one company than a portfolio holding 40 stocks of equal value.

INTEREST RATE RISK. Increasing interest rates cause decreases in debt securities' prices and can slow overall economic activity which often leads to lower equity prices. The level of interest rates in the economy is the primary determinant of the level of economic activity which determines if there is growth and at what rate. It determines the level of employment and influences every aspect of economic endeavor. The level of interest rates in every foreign country influences those respective economies which over the long run effect the American economy. Misjudging the trend of interest rates will most likely have a negative effect on the portfolio.

                                                        MANAGEMENT OF THE FUND

The strength of Philadelphia Fund, and any success it may achieve for shareholders, depend chiefly upon the character, experience, and judgment of the persons managing its activities. Baxter Financial Corporation ("BFC" or the "Advisor") provides the Fund with investment advice and recommendations regarding the investment and reinvestment of the Fund's assets. For the fiscal year ended November 30, 2003, the Fund paid BFC total advisory fees equal to ..75% of the average net assets on an annual basis.

Donald H. Baxter, President, Treasurer, Director, and sole shareholder of the Advisor, is responsible for selecting brokers to execute Fund portfolio transactions and is authorized to place Fund securities transactions with dealers who sell shares of the Fund. Mr. Baxter is primarily responsible for the day to day management of the Fund's portfolio. He has been the Fund's portfolio manager since May, 1987. Mr. Baxter is also President and Director of the Fund and Eagle Growth Shares, Inc., another registered investment company. BFC also serves as investment advisor to other institutional and individual investors, including Eagle Growth Shares, Inc.

Under a Distribution Plan approved by the Board of Directors, the Fund may make monthly payments of not more than 1/24 of 1% (.5% annually) of the net assets of the Fund to defray: (a) expenses associated with the sale of Fund shares and (b) services to existing shareholders. The service fee, which may not exceed, on an annual basis, .25% of the average net asset value of the Fund, is intended to defray the cost of providing personal services to the Fund's existing shareholders. For the fiscal year ended November 30, 2003, the Fund paid distribution expenses under the Plan equal to .15% of average net assets. BFC has agreed to waive all 12b-1 fees in excess of .15% per annum of the Fund's average net assets until further notice. As a consequence of the Fund's Distribution Plan, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers.


                                                            PURCHASE OF SHARES

The shares of the Fund are available through the distributor of the Fund's shares by completing the General Account Application, which should be remitted, together with payment for the shares, to Unified Fund Services, Inc., P.O. Box 6110, Indianapolis, IN 46204-6110. Investors who are interested in purchasing shares may also contact the Fund at 1-800-749-9933. The minimum initial investment in the Fund is $1,000, and there is no minimum amount for subsequent investments in the Fund. The Fund retains the right to waive the minimum initial investment at its discretion. Purchases of shares will be made in full and fractional shares calculated to three decimal places. Certificates for shares of stock will not be issued. Shares may also be purchased and sold through securities firms which may charge a service fee or commission for such transactions. No fee or commission is charged on shares which are purchased from or redeemed by the Fund directly.

Once an account is established, subsequent investments should be sent to Unified Fund Services, Inc., P.O. Box 6110, Indianapolis, IN 46204-6110. A confirmation will be mailed to the investor showing the shares purchased, the exact price paid for the shares, and the total number of shares that are owned.

Automatic Investment Plan investors and Check Withdrawal Plan investors will receive confirmations of purchases and redemptions of Fund shares on a quarterly basis, not later than five business days after the end of each calendar quarter in which a transaction takes place. The confirmation will show the date of each transaction during the period, number and price paid or received for shares purchased or redeemed, including dividends and distributions, and total number of shares owned by the investor as of the end of the period.


                                                CALCULATION OF NET ASSET VALUE

The price of your Fund shares is based on the Fund's net asset value. The Fund's net asset value is determined using the closing sales prices of the Fund's investment securities on the markets on which they are principally traded, except those securities traded on the Nasdaq NMS and Small Cap exchanges ("Nasdaq"). Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If market quotations are not readily available, securities will be valued at their fair values as determined in good faith in accordance with procedures approved by the Board of Directors. The Fund will also value a security at fair value if a significant event that materially affects the value of the security occurs after the close of the principal market on which such security trades, but before the Fund calculates its net asset value.

The net asset value is computed as of the close of the New York Stock Exchange, generally 4:00 p.m., Eastern time, on each day the New York Stock Exchange is open for trading.

Orders for Fund shares received by the Fund or its distributor prior to that time are priced at the net asset value next calculated, provided the order is received together with payment for the shares by either the Fund, or the Fund's transfer agent, prior to such close of the New York Stock Exchange. In addition, new accounts must include a completed account application. Orders received subsequent to the close of the New York Stock Exchange will be priced at the net asset value calculated at the close of the New York Stock Exchange on the next business day. Orders received by Unified Fund Services, Inc. directly from investors will be priced as of the next calculation of net asset value after the properly completed order together with payment for the shares is received by Unified Fund Services, Inc.


                                                       SPECIAL PURCHASE PLANS

TAX SHELTERED PLANS. The Fund makes available through its transfer agent the following Individual Retirement Accounts (IRA):

                           [Bullet] Traditional IRA

                           [Bullet] Roth IRA

                           [Bullet] SIMPLE IRA

                           [Bullet] SEP-IRA

                           [Bullet] Coverdell Education Savings Account

                           [Bullet] 403(b)7 Custodial Account

For self-employed individuals, partnerships, and corporations, investments in shares of the Fund can be made through a prototype Profit Sharing/Money Purchase Pension Plan which has been approved by the Internal Revenue Service.

Forms to establish any of the above plans are available from the Fund or Baxter Financial Corporation.

AUTOMATIC INVESTMENT PLANS. The Automatic Investment Plan enables shareholders to make regular monthly investments in shares through automatic charges to their bank checking accounts. The Fund's $1,000 minimum initial investment shall be waived for Automatic Investment Plan participants making regular monthly payments of at least $50.00 per month.

FREE FLYER PROGRAM. Baxter Financial Corporation, the Fund's Distributor, makes available to qualifying investors a Free Flyer Program which credits the investor with one point for each dollar invested in the Fund. A qualifying investor who accumulates 50,000 points can redeem them for one round-trip coach ticket for travel in North America on any airline up to a maximum ticket price (including all taxes and fees) of $500. A "qualifying investor" means any investor who elects on the Fund investment application form to participate in the Program, except IRA accounts, 401(k) Plans and other tax-qualified retirement plans which are subject to restrictions under the Employee Retirement Income Security Act of 1974 and, therefore, cannot acquire such awards. More information about the program is available by contacting the Fund at 1-800-749-9933.

Program participants who redeem shares within 12 months after the purchase date and have received a Program airline ticket will be subject to a contingent deferred sales charge ("CDSC") of 1% of the net asset value of the shares at the time of purchase which is equivalent to 1.01% of the net amount invested after the CDSC is deducted. Only shares purchased after the date a shareholder elects to participate in the Program will be subject to the CDSC. The CDSC will be deducted from the redemption proceeds. Participants who redeem shares within 12 months of the purchase date and have not received a Program airline ticket will not be subject to the CDSC. Points associated with those redeemed shares will be removed from the Program and will not be used to determine the participant's eligibility for an airline ticket. All of a Program participant's points in an account expire three years after the last investment of at least $100 in that account.


                                                          REDEMPTION OF SHARES

Investors may redeem their shares by requesting redemption in writing to Unified Fund Services, Inc., P.O. Box 6110, Indianapolis, IN 46206-6110. Upon redemption, the investor will receive the net asset value of his shares calculated as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) following the receipt of properly tendered shares. A proper tender of shares means that if the investor holds share certificates, they must be signed as registered and the signatures must be guaranteed. To redeem shares for which certificates have not been issued - those held for the account of the investor by Unified Fund Services, Inc. - all registered holders must sign and deliver to the Fund or to Unified Fund Services, Inc. a written request for redemption specifying the shares to be redeemed with signatures guaranteed.

_______________________________________________________________________________
|                                                                             |
| A signature guarantee helps protect you and the Fund against fraud.         |
| You may obtain a signature guarantee from commercial banks, securities      |
| dealers, trust companies, member firms of a domestic stock exchange         |
| (such as the New York Stock Exchange or a regional stock exchange),         |
| certain credit unions, certain savings associations, overseas banks with a | | domestic correspondent or branch, or other eligible guarantor institutions. | | A signature guarantee may not be obtained through a notary public. All | | documentation requiring a signature guarantee must utilize a New Technology |
| Medallion Stamp.                                                            |
|_____________________________________________________________________________|

Any questions regarding which institutions may guarantee signatures should be directed to Unified Fund Services, Inc. at 1-800-525-6201. Neither the Fund nor its underwriter charge any fee on these transactions. The Fund's policy is to pay promptly when shares are presented for redemption; it is obligated to pay within seven days after the date of tender, except when the securities exchanges are closed or an emergency exists.

The Fund reserves the right, after sending the shareholder at least sixty
(60) days prior written notice, to redeem the shares held by any shareholder if the shareholder's account has been inactive for a period of six (6) months preceding the notice of redemption and the total value of the holder's shares does not exceed $500 as of the proposed redemption date. An account will be considered inactive if no new purchases have been made (excluding shares purchased through the reinvestment of dividends and capital gains) within the specified time period. Any redemptions by the Fund pursuant to this procedure will be at the net asset value of the shares calculated as of the close of the New York Stock Exchange on the stated redemption date and a check for the redemption proceeds will be sent to the shareholder not more than seven (7) days later.

The Fund has reserved the right to redeem Fund shares in kind rather than in cash should this be necessary in accordance with the applicable rules of the Securities and Exchange Commission.

The Fund also makes available a Check Withdrawal Plan about which further information may be obtained by writing or calling the Fund, or by obtaining a copy of the Statement of Additional Information.


                                                      DIVIDENDS, CAPITAL GAINS
                                                      DISTRIBUTIONS, AND TAXES

The Fund intends to pay dividends of its net investment income on a quarterly basis. Any capital gain distributions will be paid annually on approximately December 31st.

If you invest in the Fund shortly before it pays a dividend or makes a capital gain distribution, you may receive some of your investment back in the form of a taxable dividend or distribution.

Dividends and capital gain distributions paid to taxable investors are subject to Federal income tax. This is true whether you elect to receive dividends and capital gains distributions in additional shares of the Fund at net asset value or to receive cash. If you are a taxable investor, dividends, together with distributions of any short-term capital gains, are taxable as ordinary income. Taxable investors pay Federal income taxes at long-term capital gains rates on realized long-term capital gains which are distributed to them. A portion of dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates, provided certain holding period requirements are met.

Annually, the Fund will provide each shareholder with a statement regarding the tax status of dividends and distributions paid for the year. Dividends and capital gains distributed in January ordinarily will be included in the shareholder's income for the previous year.

Shareholders who sell Fund shares may realize a gain or loss on those shares based on the difference between the purchase price and the sale price of each share. For shares held less than one year, your gain or loss is considered to be short-term and is taxable as ordinary income. For shares held longer than one year, your gain or loss is considered to be long-term and is taxable at your capital gains rate.

Dividends and capital gain distributions paid to shareholders and gains from the sale or exchange of Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

By law, the Fund must withhold 28% of your taxable distributions and redemption proceeds unless you:

     [BULLET] provide your correct social security or taxpayer identification number,

     [BULLET] certify that this number is correct,

     [BULLET] certify that you are not subject to backup withholding, and

     [BULLET] certify that you are a U.S. person (including a U.S. resident alien).

The Fund must also withhold if the IRS instructs it to do so.


                                                                   PERFORMANCE

Occasionally, total return data may be included in advertisements pertaining to the Fund. Standardized "total return" of the Fund refers to the average annual compounded rates of return over certain periods of time that would equate the initial amount invested in the Fund to the ending redeemable value of the investment, and includes reinvestment of dividends and distributions over the period for which performance is shown. The Fund may advertise total return figures which shall represent Fund performance over one or more time periods, including (1) one-year to date, and (2) May 1, 1987 to date, the latter being the date on which Mr. Donald H. Baxter assumed exclusive portfolio management responsibilities for the Fund. Non-standardized total return quotations may also be presented along with standardized figures. Such quotations may exclude certain types of deductions, such as certain Fund expenses, which would otherwise reduce total return quotations.

The Fund may also advertise its investment performance by comparison to market indices such as the S&P Index and to mutual fund indices such as those reported by Lipper Analytical Services, Inc. Such indices may group funds by investment objective (in the Fund's case, typically in the "Growth and Income Funds" category), or may involve a more general ranking reflecting the Fund's overall performance as compared to any number or variety of funds, regardless of investment objective.



                                                     FUND SERVICE PROVIDERS

                         INVESTMENT ADVISOR, ADMINISTRATOR, AND DISTRIBUTOR
                                               Baxter Financial Corporation
                                      1200 North Federal Highway, Suite 424
                                                 Boca Raton, Florida  33432

                                                                  CUSTODIAN
                                                            U.S. Bank, N.A.
                                                          425 Walnut Street
                                                       Cincinnati, OH 45202

                               TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                                                Unified Fund Services, Inc.
                                                              P.O. Box 6110
                                                Indianapolis, IN 46206-6110

                                                              LEGAL COUNSEL
                                      Stradley, Ronon, Stevens & Young, LLP
                                                   2600 One Commerce Square
                                                     Philadelphia, PA 19103

                                                                   AUDITORS
                                           Briggs, Bunting & Dougherty, LLP
                                                      Two Penn Center Plaza
                                                    Philadelphia, PA  19102

                                   PART B


                           PHILADELPHIA FUND, INC.

                      STATEMENT OF ADDITIONAL INFORMATION

                                APRIL 1, 2004

This Statement is not a prospectus, but should be read in conjunction with the Fund's current prospectus (dated April 1, 2004). To obtain the prospectus, please write to Philadelphia Fund, Inc., 1200 North Federal Highway, Suite 424, Boca Raton, Florida 33432.

Or call:

        Nationwide                                      1-800-749-9933
        Florida                                         1-561-395-2155

The Fund's annual report and other information are available on the Fund's Internet website at http://www.philadelphiafund.com.

The information required by Item 11 "Fund History" of this Statement of Additional Information is incorporated by reference and is located in the Fund's prospectus under the heading "Fund History". The information required by Item 22 "Financial Statements" of this Statement of Additional Information is incorporated by reference and is located in the Fund's Annual Report dated November 30, 2003.


      TABLE OF CONTENTS                                              PAGE
      -----------------                                              ----


      Investment Goals, Policies and Risks . . . . . . . . . . .      17
      Options Transactions . . . . . . . . . . . . . . . . . . .      18
      Futures Contracts  . . . . . . . . . . . . . . . . . . . .      20
      Taxation of the Fund . . . . . . . . . . . . . . . . . . .      21
      Investment Limitations . . . . . . . . . . . . . . . . . .      25
      Calculation Of Net Asset Value . . . . . . . . . . . . . .      26
      Purchase of Shares . . . . . . . . . . . . . . . . . . . .      26
      Automatic Investment Plan  . . . . . . . . . . . . . . . .      27
      Tax Sheltered Plans  . . . . . . . . . . . . . . . . . . .      27
      Free Flyer Program . . . . . . . . . . . . . . . . . . . .      28
      Redemption of Shares . . . . . . . . . . . . . . . . . . .      29
      Check Withdrawal Plan  . . . . . . . . . . . . . . . . . .      29
      Rights of Ownership. . . . . . . . . . . . . . . . . . . .      30
      Officers and Directors . . . . . . . . . . . . . . . . . .      30
      Brokerage. . . . . . . . . . . . . . . . . . . . . . . . .      33
      Information About the Investment Advisor and
        Other Service Providers. . . . . . . . . . . . . . . . .      34
      Principal Underwriter. . . . . . . . . . . . . . . . . . .      37
      Distribution . . . . . . . . . . . . . . . . . . . . . . .      37
      Independent Certified Public Accountant. . . . . . . . . .      39
      Financial Statements . . . . . . . . . . . . . . . . . . .      39
      Proxy Voting Policies. . . . . . . . . . . . . . . . . . .      39

                     INVESTMENT GOALS, POLICIES AND RISKS
                     ------------------------------------

The Fund is a diversified open end management investment company. Securities will be bought with the long-term goals of the Fund in view, and it is the practice of the Fund not to engage in selling portfolio securities on a short-term basis. However, the Fund may dispose of any portfolio securities acquired at any time if, in management's judgment, such action is in the best interests of shareholders. Management will endeavor to apply the flexible investment policy effectively -- making shifts from bonds to stocks, and vice versa, to meet changing conditions. If, for example, all of the portfolio securities were replaced in one year, the portfolio turnover rate would be 100%. It is not anticipated that the Fund's portfolio turnover rate would exceed 100%. The portfolio turnover rate (the annual rate at which portfolio securities are replaced) for the past five years is set forth in the Annual Report to stockholders for the fiscal year ended November 30, 2003 under "Financial Highlights".

While the following are not considered to be principal policies of the Fund, they may be employed as described herein.

The Fund may invest in fixed income securities which offer opportunities for capital appreciation and income. These securities may be rated B-2 or lower by Moody's Investors Service, Inc. or B- or lower by Standard & Poor's Corporation and are deemed to involve a higher risk level than investment grade debt securities. The Fund may also invest in unrated securities when Baxter Financial Corporation, the Fund's investment advisor ("Advisor"), believes that the terms of the security and the financial condition of the issuer are such that the protection afforded limits risks to a level similar to that of rated securities in which the Fund may invest. Fixed income debt securities offer a potential for capital appreciation because the value of fixed income security generally fluctuates inversely with interest rates.

The Fund has authority to invest up to 20% of its assets in the securities of foreign companies. However, historically the Fund has not invested more than 5% of its assets in foreign securities. Investments in foreign securities involve risks which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign investments may also be affected by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations, and by indigenous economic and political developments. There is also the possibility of nationalization or other government policies or instability which could affect investments in securities of issuers in those nations.

The Fund has authority to buy securities of companies organized as real estate investment trusts ("REITS"). REITS are subject to price fluctuations similar to other investments traded on exchanges. In addition, property values or income produced from properties owned can have an impact on the value of a real estate investment trust.

The Fund is authorized to invest in "restricted securities" (i.e. securities which may not be sold without registration or an exemption from registration under the Securities Act of 1933, as amended). Ordinarily, the Fund does not expect to have more than 5% of the Fund's total net assets invested in restricted securities. The Fund will not purchase such securities if immediately after such purchase, more than 15% of the Fund's net assets will be invested in restricted or other illiquid securities. It is possible that the Advisor may not be able to sell an investment in restricted securities when it is determined the investment no longer meets the Fund's objectives. This would cause a negative impact on the value of Fund shares should the restricted security's price decline before the investment can be sold.


                             OPTIONS TRANSACTIONS
                             --------------------

The Fund may sell covered call options (options on securities owned by the Fund) and uncovered call options (options on securities not owned by the
Fund) which are issued by the Options Clearing Corporation and listed on national securities exchanges. This practice may enable the Fund to increase its income because the buyer of the option pays the Fund a sum of cash (a premium) for the option whether or not the buyer ultimately exercises the option. The amount of the premium is determined on the exchange upon which the option is traded, and will depend on various factors, such as the market price and volatility of the underlying securities and the expiration date and exercise price of the option.

Ordinarily, call options would be sold on stocks whose market value is not expected to appreciate above the option exercise price by the expiration date of the option, or when the premium received plus the exercise price of the option exceeds the price at which the Advisor expects the underlying securities to be trading by the expiration date of the option. When the Fund sells an option, it is obligated to deliver the underlying securities until the expiration date of the option (which may be one, two, three, six or nine months from the date the option is issued) if the option is exercised. If the option is exercised, the Fund would deliver the underlying securities to the buyer if the option was a covered option or buy the underlying securities to deliver to the purchaser of the option if the option was uncovered.

The sale of covered call options should enable the Fund to increase its income through the receipt of premium income on the call options it sells. However, the Fund risks limiting potential gains the Fund would otherwise realize if the market value of the underlying securities of a covered call option appreciates above the exercise price of the option because the purchaser will then exercise the option. In the case of uncovered call options, the Fund risks a loss upon closing its option position if the market price of the optioned securities at the time the option is exercised exceeds the exercise price plus the premium received by the Fund.

The Fund may purchase call options when the Advisor believes that the market price of the underlying securities will exceed the strike price of the option, plus the premium the Fund must pay for the option, by the option expiration date. If the market price of the underlying securities appreciates after the option is purchased, the price of the option also will appreciate, thereby affording the Fund the opportunity to resell the option at a profit or, as an alternative, to purchase the underlying securities at the option exercise price anytime until or on the expiration date and retain or resell the underlying securities at their appreciated value. Purchasing call options, however, entails the risk that the market price of the underlying securities may decrease and the market value of the call option will also decrease, and in these circumstances, while the Fund may sell the option, the transaction is likely to result in a loss.

The Fund may also buy and sell put options. For the sale of a put option, the Fund receives a premium, which is determined on the exchange on which the put is traded. The amount of the premium is influenced by the same factors as influence the market price of call options.

The sale of a put option obligates the seller to purchase the underlying securities at the option exercise price anytime until or on the expiration date if the option is exercised. Alternatively, the seller may satisfy its obligation by purchasing an identical put option for delivery to the purchaser of the put option.

The option will be exercised if the market price of the underlying securities is less than the strike price of the option on the expiration date of the option. The Fund may sell put options to obtain premium income on underlying securities whose market price the Advisor expects to increase or remain relatively constant for the duration of the option. They may also be sold when the Advisor believes the underlying securities are an attractive long-term investment, despite a possible short term decline in their market value. In these circumstances, the Fund would purchase the underlying securities pursuant to the option rather than buy an identical put option to close the transaction, if the option is exercised by the buyer.

The Fund also may buy put options to protect against a decline in the market value of underlying securities that are held in the Fund's investment portfolio. In return for paying a premium to the seller of the put option, the Fund acquires the right to sell the underlying securities to the seller of the option at the exercise price, thereby protecting itself against a decline in the market price of the underlying securities. If, however, at the expiration date of the option, the market value of the underlying securities has not declined below the option exercise price, the Fund will not exercise its put option.

Puts and calls also may be used in combination, to hedge investments in underlying securities. For example, if the Fund has bought a call that entitles it to purchase underlying securities at a specified strike price, it may also buy a put, which enables it to sell the same securities at a specified strike price. Put options, as well as call options, are frequently available on identical underlying securities with identical expiration dates, but at different strike prices. In this type of hedging transaction, the Fund might seek to buy a put option whose strike price is higher than the strike price of an otherwise identical call option on the same underlying securities, thereby obtaining the right to buy the underlying securities at a lower price than the price at which it would have the right to sell the securities.

The success of options transactions depends largely on the ability of the Advisor to predict future stock and option movements. Further, an option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or sell only those options for which the Advisor believes there is an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The inability to close-out an option position could result in a loss to the Fund.

When the Fund sells an uncovered call option or a put option, it will be required to maintain in a segregated account, which will be "marked to market," cash or liquid assets, in an amount equal to its obligation under the call or put option. With respect to a put option, this will be an amount equal to the price of the underlying securities the Fund will be obligated to buy if the option is exercised. With respect to a call option, it would be the market value of the underlying securities the Fund is obligated to deliver if the option is exercised.


                               FUTURES CONTRACTS
                               -----------------

The Fund may buy and sell financial futures contracts and options on futures contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of specific securities at a specified future time and at a specified price. Financial futures contracts which are standardized as to maturity date and the underlying financial instruments are traded on national futures exchanges, and include futures contracts on equity securities, debt securities and foreign currencies.

Although index futures contracts by their terms call for settlement in cash, in most cases the contracts are closed out before the settlement date.
Closing out an open futures position is done by taking an opposite position ("buying") a contract which has previously been "sold" or "selling" a contract previously purchased in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the securities underlying futures contracts it holds.

The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts can be substantial, due to the low margin deposits required. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. There is also the risk of loss by the Fund of margin deposits, in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or related option.

The Fund may use financial futures and options thereon to implement a number of hedging strategies. For example, because the purchase of a financial futures contract requires only a relatively small initial margin deposit, the Fund could remain exposed to the market activity of a broad-based number of stocks contained in the futures index, while maintaining liquidity to meet redemptions. Also, the Fund might temporarily invest available cash in stock index futures contracts or options pending investments in securities. These investments entail the risk that an imperfect correlation may exist between changes in the market price of an index futures contract and the value of the securities that comprise the index.

There are also limited risk strategies that involve combinations of options and futures positions. For example, the Fund might purchase a futures contract in anticipation of higher prices while simultaneously buying an option on a futures contract to protect against the risk of lower prices. Further, inasmuch as the Fund may purchase foreign securities which are denominated in foreign currencies, the Fund may purchase foreign currency futures contracts in order to hedge against fluctuations in foreign currency exchange rates.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of "variation" (additional) margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn income on its margin deposits. The Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial and variation margin deposits on open contracts exceeds 5% of the market value of the Fund's total assets.

When the Fund has a long position in a futures contract or sells a put option, it must establish a segregated account containing cash or liquid assets in an amount equal to the purchase price of the contract or the strike price of the put option (less any margin on deposit). When the Fund sells a call option on a futures contract, it must establish a segregated account containing cash or liquid assets in an amount that, when added to the amount of the margin deposit, equals the market value of the instruments underlying the call option (but are not less than the strike price of the call option). Minimum initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums.


                             TAXATION OF THE FUND
                             --------------------

The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends (other than qualified dividends) the Fund pays are taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (2003 Tax
Act), dividends earned on the following income sources will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate brackets):

     [BULLET] dividends paid by domestic corporations, and [BULLET] dividends paid by qualified foreign corporations, including:
              -- corporations incorporated in a possession of the U.S., -- corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury Department determines is satisfactory (including an exchange of information program), and
              -- corporations whose stock is readily tradable on an
                 established securities market in the United States.

For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by the Fund on debt securities generally, will not qualify for this favorable tax treatment.

Both the Fund and its investors must each separately meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 120-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 120-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares. Under technical correction legislation introduced in the U.S. Congress in December 2003, a proposal has been made to extend the 120-day period to 121 days. If this provision becomes law, it will allow shareholders who purchase their shares on the day before the ex-dividend date and hold their shares for 61 or more days to report their dividends as qualified dividends on their individual income tax returns.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates. If 95% or more of the Fund's income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

The Fund may realize capital gains and losses on the sale of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by the Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (Code). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

     [BULLET] 98% of its taxable ordinary income earned during the calendar year;

     [BULLET] 98% of its capital gain net income earned during the twelve month period ending November 30; and

     [BULLET] 100% of any undistributed amounts of these categories of income or gain from the prior year.

The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Except for transactions the Fund has identified as hedging transactions, the Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

The Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments.

The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to shareholders.

The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. When investing in PFIC securities, the Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Redemptions of Fund shares are taxable transactions for federal and state income tax purposes. Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:
     [BULLET] In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and

     [BULLET] You sell some or all of your original shares within 90 days of their purchase, and

     [BULLET] You reinvest the sales proceeds in the Fund, and the sales charge that would otherwise apply is reduced or eliminated;

THEN: In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

For corporate shareholders, a portion of the dividends paid by a fund may qualify for the dividends-received deduction. This deduction generally is available to corporations for dividends paid by a fund out of income earned on its investments in domestic corporations. Because some of the income of the Fund is generally derived from investments in domestic securities, it is anticipated that a portion of the dividends paid by the Fund will qualify for this deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

As stated above, the Fund may invest in securities such as puts, calls, futures contracts, etc. that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise cash for the necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to shareholders by the Fund.


                            INVESTMENT LIMITATIONS
                            ----------------------

The Fund has adopted the following limitations which are designed to reduce certain risks inherent in securities investment and which may be changed only with the approval of the lesser of: (i) at least 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund.

The Fund may not:

         invest more than 5% of its gross assets in securities of any one issuer (except U.S. Government obligations); invest more than 25% in the securities of companies in the same industry; buy more than 10% of the voting securities of any company; borrow or lend money (this policy shall not prohibit the purchasing of debt securities commonly purchased by institutional investors); purchase securities on margin; buy securities to exercise control or management; issue senior securities (except the Fund may buy and sell options); make short sales (the Fund does not consider the sale of an uncovered call option or financial futures contracts to be short sales); encumber its assets to secure debts; buy or sell real estate or real estate mortgage loans, commodities, or commodity contracts (except financial futures contracts and options thereon); underwrite the securities of any other issuer (except when deemed to be a statutory underwriter in connection with the acquisition of "restricted securities"); acquire the securities of any other domestic or foreign investment company (except in connection with a plan of merger or consolidation with or acquisition of substantially all the assets of such other investment company); this policy shall not prevent the Fund from investing in the securities issued by a real estate investment trust, provided that such Trust is not permitted to invest in real estate or interests in real estate other than mortgages or other security interests.

Although changes in the following restrictions are not subject to stockholder approval, the Fund does not intend to: invest more than 15% of its assets in so-called "restricted securities" (i.e. securities which may not be sold without registration or an exemption from registration under the Securities Act of 1933, as amended, securities with a legal or contractual obligation on resale, foreign securities not listed on a recognized domestic or foreign securities exchange, securities which do not have a bona fide market or securities not readily marketable). In purchasing restricted securities, the

Fund may be deemed to be a statutory underwriter unless it acquires and disposes of such securities pursuant to an exemption available under the Securities Act of 1933. If an exemption is not available, the Fund may be required to bear the cost of registering such securities. Ordinarily, restricted securities may be acquired at a discount from the market price of similar securities of the issuer and, therefore, in certain instances, may offer greater opportunity for capital appreciation. The method of valuing restricted securities is described under "Calculation of Net Asset Value".

The Fund is authorized to lend its portfolio securities and enter into repurchase agreements. Investments in repurchase agreements involve certain risks. For example, if the seller of the underlying securities defaults on its obligation to repurchase the securities at a time when their value has declined, the Fund may incur a loss upon disposition. If the seller becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and, therefore, subject to sale by the trustee in bankruptcy. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. While management acknowledges these risks, it believes that they can be controlled through stringent security selection criteria and careful monitoring procedures.


                        CALCULATION OF NET ASSET VALUE
                        ------------------------------

Shares are sold at the Fund's net asset value per share. The net asset value per share is equal to the current market value of the Fund's securities investments, plus cash and other assets, less liabilities, divided by the number of the Fund's outstanding shares (adjusted to the nearest cent). Portfolio securities traded on a securities exchange are valued at the closing sales price on the market on which they are principally traded except those traded on the Nasdaq NMS and Small Cap exchanges ("Nasdaq"). Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. Securities traded over-the-counter, except those that are quoted on Nasdaq, are valued at the prevailing quoted bid price. Other assets and securities for which no quotations are readily available, including restricted securities, are valued at fair value, as determined in good faith by the Board of Directors, or a delegated person acting pursuant to the directions of the Board. The method of valuing assets and securities for which no quotations are available, including restricted securities, will be reviewed at appropriate intervals by the Board.


                              PURCHASE OF SHARES
                              ------------------

The Fund calculates the net asset value per share at the close of the New
York Stock Exchange, generally 4:00 P.M. Eastern time, on days when the New York Stock Exchange is open. On other days, the Fund will generally be closed and pricing calculations will not be made. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders for redemption and purchase will not be processed if received when the Fund is not open for business.

The Fund will not knowingly sell its shares where, after the sale, such shares would be owned directly, indirectly, or through a unit investment trust by another investment company, whether foreign or domestic, in the amount of 3% or more, or by an individual or any kind of entity, owning directly, indirectly, or through a unit investment trust in the amount of 5% or more of the then outstanding shares of the Fund. However, this shall not prevent the holding of shares by the Custodian for Philadelphia Fund Investing Programs (a unit investment trust for accumulation of shares of the Fund) or by Philadelphia Fund International Limited required to service their respective security holders.


                          AUTOMATIC INVESTMENT PLAN
                          -------------------------

The Automatic Investment Plan enables shareholders to make regular monthly investments in shares through automatic charges to their bank checking accounts. With shareholder authorization and bank approval, U.S. Bank, N.A. will automatically charge the bank account for the amount specified, which will be automatically invested in shares at the net asset value on the date specified by the shareholder. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a quarterly confirmation statement showing the transactions during the calendar quarter.

Participation in the plan will begin within 30 days after receipt of a completed section 6 of the General Account Application and a voided check from your checking account. If your bank account cannot be charged due to insufficient funds, a stop-payment order, or the closing of your bank account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to Unified Fund Services, Inc. P.O. Box 6110, Indianapolis, IN 46204-6110.


                              TAX SHELTERED PLANS
                              -------------------

For self-employed individuals, partnerships, and corporations, investments in shares of the Fund can be made through a prototype Profit Sharing/Money Purchase Pension Plan which has been approved by the Internal Revenue Service. The Profit Sharing Plan permits an employer to make tax-deductible investments in the Fund on behalf of each participant up to the lesser of 25% of each participant's earned income (or compensation), or $40,000. The Money Purchase Pension Plan permits an employer to make tax-deductible contributions on behalf of each participant up to the lesser of 25% of earned income (or compensation), or $40,000. If an employer adopts both the Profit Sharing Plan and the Money Purchase Pension Plan, deductible contributions to both plans, in the aggregate, may be made on behalf of each participant up to the lesser of 25% of earned income (or compensation), or $40,000. For plan contributions made for the year 2004, the dollar limit is $41,000. Also, the Fund makes available an Individual Retirement Account (IRA) which permits tax-deductible investments in the Fund by certain taxpayers up to $3,000 per year. All taxpayers may make nondeductible IRA contributions up to $3,000 to a separate account whether or not they are eligible for a deductible contribution. In either case, the limit is $3,500 for individuals who are 50 or older by the end of the year for which the contribution is made. The minimum amount which must be contributed to establish an IRA account is $1,000, and there is a $250 minimum investment amount required to establish a Spousal IRA account. Dividends and capital gains distributions paid on Fund shares held in a retirement plan or an IRA will be reinvested at net asset value and accumulate free from tax until withdrawn.

The Fund also makes available a "Roth IRA" - which permits nondeductible investments in the Fund by certain taxpayers up to $3,000 (or $3,500 for individuals age 50 or older) per tax year. If the Roth IRA is maintained for at least a five-year period beginning with the first tax year for which a contribution to the Roth IRA was made, distributions from the Roth IRA after age 59-1/2 or under certain other circumstances will be completely tax free.

An annual limit of $3,000 (or $3,500, as described above) applies to contributions to regular and Roth IRAs. For example, if a taxpayer younger than age 50 contributes $3,000 to a regular IRA for a year, he or she may not make any contribution to a Roth IRA for that year.

Specialized IRA accounts (SIMPLE IRAs and SEP-IRAs), Coverdell Education Savings Accounts and 403(b)(7) Custodial Accounts also are available for Fund investments.

Forms to establish an IRA, a Coverdell Education Savings Account, a 403(b)(7) Custodial Account, or Profit Sharing/Money Purchase Pension Plan are available from the Fund or Baxter Financial Corporation.


                              FREE FLYER PROGRAM
                              ------------------

Baxter Financial Corporation, the Fund's distributor (the "Distributor"), makes available to qualifying investors a Free Flyer Program which credits the investor with one point for each dollar invested in the Fund. A qualifying investor who accumulates 50,000 points can redeem them for one round-trip coach ticket for travel in North America on any airline up to a maximum ticket price (including all taxes and fees) of $500. Dividends and capital gains distributions that are reinvested in Fund shares will not count toward the total points necessary to obtain a ticket. A qualifying investor may earn only up to a maximum of 1,000,000 points in any calendar year. All of a Program participant's points in an account expire three years after the last investment of at least $100 in that account. Points are not transferable or redeemable for cash.

A "qualifying investor" means any investor who elects on the Fund investment application form to participate in the Program, except IRA accounts, 401(k) Plans and other tax-qualified retirement plans which are subject to restrictions under the Employees Retirement Income Security Act of 1974 and, therefore, cannot acquire such awards.

Program participants who redeem shares within 12 months after the purchase date and have received a program airline ticket will be subject to a contingent deferred sales charge ("CDSC") of one percent of the net asset value of the shares at the time of purchase. Only shares purchased after the date a shareholder elects to participate in the Program will be subject to the CDSC. The CDSC will be deducted from the redemption proceeds Points associated with those redeemed shares will be removed from the Program and will not be used to determine the participant's eligibility for an airline ticket.

Money reinvested in the Fund within two months after a redemption will not count toward accumulation of Program points. However, any money invested in excess of the amount redeemed will accumulate Program points.

The Distributor will inform investors who receive points under the Program of the Distributor's estimate of the fair market value of the points, and that the investor's tax basis in the shares should be adjusted downward by the fair market value of the points as an adjustment of such investor's purchase price for the shares. Investors who participate in the Program should consult their tax advisors to determine the tax consequences that such a basis adjustment will have when they dispose of their Fund shares. Baxter Financial is free to alter or cancel the program at any time at its sole discretion.


                             REDEMPTION OF SHARES
                             --------------------

Payments for shares redeemed, or the right of redemption, may be suspended for any period during which the New York Stock Exchange is closed, other than customary week-end and holiday closings or during which, by order of the Securities and Exchange Commission (the "Commission"), trading on the New York Stock Exchange is restricted, or for any period during which an emergency, as determined by order of the Commission, exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the values of its net assets, or for such other periods as the Commission may, by order, permit for the protection of security holders of the Fund.


                            CHECK WITHDRAWAL PLAN
                            ---------------------

An investor with a minimum account balance of $5,000 who is not currently participating in the Automatic Investment Plan may have sufficient Fund shares automatically redeemed at regular monthly or quarterly intervals to provide payments of $25 or more. This minimum amount is not necessarily a recommended amount. The privilege may be exercised by a written request to Unified Fund Services, Inc., specifying the amount of the check to be received each month (or each quarter, as desired). With the custodian's approval, payment amounts may be revised at any time by the investor. All shares owned or purchased will be credited to the Check Withdrawal Plan and a sufficient number of shares will be sold from the investor's account to meet the requested withdrawal payments. All income dividends and capital gains distributions on shares held will be reinvested in additional shares at net asset value on the ex-dividend date. Since the withdrawal payments represent the proceeds from the sales of shares, there will be a reduction of invested capital to the extent that the withdrawal payments exceed the income dividends and capital gains distributions paid and reinvested in shares held in the account. While no charge is contemplated on each withdrawal payment at present, the right is reserved at any future time to deduct $1.00 from each withdrawal payment. At present, the expenses are paid by the Fund. This Plan, upon written notice to the Custodian, can be terminated at any time without penalty. Any subsequent investments in this type of plan must be $1,000 or more.

                             RIGHTS OF OWNERSHIP
                             -------------------

Each share of the Fund's common stock has an equal interest in the Fund's assets, net investment income, and in any net capital gains realized by the Fund. Each share is entitled to one vote. The shares are non-assessable, fully transferable, and redeemable at the option of the shareholder. The shares typically may be sold only for cash, except to acquire the major portion of the assets of another investment company. The shares have no conversion, preemptive, or other subscription rights. Shareholders having questions about the Fund or their accounts may call or write to the Fund at its telephone number or address shown on the cover of this Statement of Additional Information.

Ordinarily, the Fund does not intend to hold an annual meeting of shareholders in any year except when required under the Investment Company Act of 1940 (the "1940 Act").


                            OFFICERS AND DIRECTORS
                            ----------------------

The Board of Directors (the "Board"), guided by the recommendations of the Advisor, establishes the broad investment policies of the Fund and, under Maryland law, is responsible for overseeing the management of the Fund.

Each Director who is not an "interested person" (as defined in the 1940 Act (the "Independent Directors")) is a member of the Fund's Audit Committee. The Audit Committee's functions include: (a) selecting, overseeing and setting the compensation of the Fund's independent public accountants;(b) overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers of the Fund; (c) overseeing the quality and objectivity of the
Fund's financial statements and the independent audits thereof; and (d)	acting
as a liaison between the Fund's independent public accountants and the full Board. During the fiscal year ended November 30, 2003, the Audit Committee met two times.

The Board has a nominating committee, consisting of all of the Independent Directors. The committee's primary functions are to identify and evaluate potential new independent director candidates. The nominating committee did not meet during the fiscal year ended 11/30/03. The committee will not consider nominees recommended by shareholders.

The names, addresses, ages, lengths of service, principal business occupations for at least the past five years and other directorships of the officers and Directors of the Fund are listed below. In most cases, more than five years of prior business experience is included in order to present shareholders with a better awareness of the Directors' experience. All officers and Directors hold identical positions with Eagle Growth Shares Inc., another registered investment company, and with the Fund. Each Director will hold office until the termination of the Fund or his resignation, retirement, incapacity, removal or earlier death. Each Director who is an "interested person" of the Fund, as defined in Section 2(a)(19) of the 1940 Act, is identified under the "Interested Persons" or "Interested Directors" headings below. The officers and Directors of the Fund, aggregately, own less than 1% of the outstanding securities of the Fund. The address of each Director and officer is 1200 North Federal Highway, Suite 424, Boca Raton, FL 33432.

Independents Directors
----------------------

Thomas J. Flaherty, Director (Since 1989)                          Age:(79)
                    Audit Committee Member (Since 2001)

Retired. Formerly, Executive Vice President, Philadelphia Fund, Inc.; formerly, President, Eagle Growth Shares, Inc.; formerly, President and Director, Universal Programs, Inc. and Eagle Advisory Corporation (investment advisors); formerly, Partner, Fahnestock & Co., Inc.


Kenneth W. McArthur, Director (Since 1987),                        Age:(68)
                     Audit Committee Chairman (Since 2001)

Chairman, Shurway Capital Corp. (private investment company); Trustee, BMO Mutual Funds (Canadian registered investment company); Trustee & Investment Committee Member, Canada Post Pension Fund; Director, Fahnestock Viner Holdings, Inc. (financial services holding company); formerly, Vice President and Director, Nesbitt Investment Management; formerly, President, Chief Executive Officer, and Director, Fahnestock & Co., Inc. (securities brokerage); formerly, Senior Vice President and Chief Financial Officer, Nesbitt Thomson Inc. (holding company).


Robert L. Meyer, Director (Since 1989)                             Age:(63)
                 Audit Committee Member (Since 2001)

President, Ehrlich Meyer Associates, Inc. (investment management); Chartered Financial Analyst; formerly, Principal Officer, Convergent Capital Corporation (holding company); formerly, Director, Vice President, and Senior Vice President, Fahnestock & Co., Inc.


Donald P. Parson, Director (Since 1987),                           Age:(62)
                  Audit Committee Member (Since 2001)

Counsel, Satterlee Stephens Burke & Burke LLP; Vice Chairman and Director, Home Diagnostics, Inc. (medical device company); formerly, Chairman of the Board, Syracuse University College of Law; formerly, Partner, Parson & Brown, Attorneys at Law; formerly, Director, ITSN, Inc. (interactive satellite kiosks); formerly, Partner, Whitman & Ransom, Attorneys at Law.


Interested Persons
------------------

Donald H. Baxter, Director and President (Since 1989)              Age:(60)

Director, President, and Treasurer, Baxter Financial Corporation; Director and President, Universal Programs International Limited (distributor); formerly, Director, Sunol Molecular Corp. (biotechnology); formerly, Director, Great Eastern Bank; formerly, Director, Frost Hanna Capital Group (publicly registered acquisition company); formerly, Managing Member, Crown Capital Asia Limited Liability Company (private investment company); formerly, Managing Member, Baxter Biotech Ventures Limited Company (private investment company); formerly, Portfolio Manager, Nesbitt Thomson Asset Management Inc.

Ronald F. Rohe, Vice President, Secretary,                          Age:(61)
                and Treasurer (Since 1990)

Chief Operating Officer and Marketing Director, Baxter Financial Corporation; Secretary, Universal Programs International Limited (distributor); formerly, registered representative, Paine Webber Incorporated.


Each director, except Donald H. Baxter, receives from the Philadelphia Fund a $2,000 annual fee and $1,150 for each quarterly Board of Directors meeting attended. Donald H. Baxter does not receive any annual or meeting fees as a director. Thomas J. Flaherty, a director and former officer of the Fund, receives a monthly pension from the Fund which amounted, on an annual basis, to $12,500 for the year ended November 30, 2003. In addition, each director, except Donald H. Baxter, receives $50 from Eagle Growth Shares for each quarterly Board of Directors' meeting they attend. In addition, each independent director receives $450 from the Fund and $50 from Eagle Growth Shares for each semi-annual Audit Committee meeting attended. Mr. McArthur receives an additional $150 from the Fund and $50 from Eagle Growth Shares for each semi-annual Audit Committee meeting as compensation for acting as Audit Committee Chairman.



 _____________________________________________________________________________
|Independent Directors' Fund Holdings Table                     as of 12/31/03|
|-----------------------------------------------------------------------------|
|                                 |                     |    Total Dollar     |
|                                 |       Dollar        |   Range of Equity   |
|                                 |   Range of Equity   |  Securities in the  |
|                                 |     Securities      |Fund and Eagle Growth|
|Director's Name                  |    in the Fund      |    Shares, Inc.     |
|---------------------------------|---------------------|---------------------|
|Thomas J. Flaherty               |  $10,001 - $50,000  |   over $100,000     |
|---------------------------------|---------------------|---------------------|
|Kenneth W. McArthur              |        None         |        None         |
|---------------------------------|---------------------|---------------------|
|Robert L. Meyer                  |     $1 - $10,000    |    $1 - $10,000     |
|---------------------------------|---------------------|---------------------|
|Donald P. Parson                 |  $10,001 - $50,000  |   over $100,000     |
|_________________________________|_____________________|_____________________|



_______________________________________________________________________________
|Interested Directors' Fund Holdings Table                     as of 12/31/03 |
|-----------------------------------------------------------------------------|
|                                 |                     |    Total Dollar     |
|                                 |       Dollar        |   Range of Equity   |
|                                 |   Range of Equity   |  Securities in the  |
|                                 |     Securities      |Fund and Eagle Growth|
|Director's Name                  |    in the Fund      |    Shares, Inc.     |
|---------------------------------|---------------------|---------------------|
|Donald H. Baxter                 |        None         |        None         |
|_________________________________|_____________________|_____________________|

_______________________________________________________________________________
|COMPENSATION TABLE                                                           |
|for the fiscal year ended 11/30/03                                           |
|----------------------------------       Pension or                          |
|                                         Retirement                          |
|                                         Benefits   Estimated   Total        |
|                                         Accrued    Annual      Compensation |
|                           Aggregate     as part    Benefits    from Fund and|
|                           Compensation  of Fund    Upon        Eagle Growth |
|Name, Position             From Fund     Expenses   Retirement  Shares, Inc. |
|_____________________________________________________________________________|
|Thomas J. Flaherty, Director   $7,500    $12,500                  $7,800     |
|-----------------------------------------------------------------------------|
|Kenneth W. McArthur, Director  $7,650                             $8,000     |
|-----------------------------------------------------------------------------|
|Robert L. Meyer, Director      $7,500                             $7,800     |
|-----------------------------------------------------------------------------|
|Donald P. Parson, Director     $7,500                             $7,800     |
|_____________________________________________________________________________|


The Fund and Baxter Financial Corporation, the Fund's investment advisor and principal underwriter, have adopted codes of ethics under rule 17j-1 of the Investment Company Act. Those codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund provided that the Fund is not at the same time purchasing or selling or considering purchasing or selling the same securities or the President of the Fund approves the transactions because there is deemed to exist only a remote possibility of a conflict of interest.


                                  BROKERAGE
                                  ---------

Donald H. Baxter, President of Baxter Financial Corporation, the Fund's investment advisor and principal underwriter, is responsible for the selection of brokers to execute Fund portfolio transactions. Mr. Baxter seeks to obtain the best price and execution of Fund portfolio transactions and selects brokers with this goal in mind. In selecting brokers, Mr. Baxter also considers the commission rate being paid by the Fund. Commissions on listed securities are based on competitive rates, and Mr. Baxter seeks assurance that the commissions paid by the Fund are reasonable in relation to the rates paid by other similar institutions which are comparable in size and portfolio characteristics to the Fund, and commensurate with the services being provided by the broker. To accomplish this, Mr. Baxter negotiates commission levels with brokers with whom the Fund does business; compares the quoted commission level, and applies his own knowledge regarding the general levels of commissions prevailing from time to time. Baxter Financial Corporation is authorized to allocate brokerage transactions to dealers that have sold Fund shares. Such transactions are subject to the requirement to seek to obtain the best price and execution. Mr. Baxter also considers the value of research services provided to the Fund by these brokers. Mr. Baxter is permitted to pay a higher commission than another broker might charge when, in his good faith judgment, such commission is reasonable in relation to the value of research or brokerage services provided by such broker. During fiscal year ended November 30, 2003, the Fund paid total brokerage commissions of $33,500 to brokers that provided research services.

Receipt of research information, including statistical and market analyses, economic and financial studies from other securities firms, electronic quotation services, and on-line electronic analysis software, enables the Advisor to supplement its own research and analysis activities by taking available views of other securities firms and is a factor considered in selecting brokers for the Fund. Allocations of brokerage for the receipt of research and statistical information are made in the best judgment of Mr. Baxter and not in accordance with any formula.

Baxter Financial Corporation serves as investment advisor to two registered investment companies, the Fund and Eagle Growth Shares, Inc., and manages various institutional and individual investors. Receipt of research information by Baxter Financial Corporation may also be of benefit to Eagle Growth Shares, Inc. and these other private accounts.

During the fiscal years ended November 30, 2003, 2002, and 2001, the Fund paid total brokerage commissions of $246,500, $526,500, and $229,026, respectively. The decreased level of commissions incurred by the Fund in 2003 was due to the confidence of the portfolio manager in the equities in the portfolio to perform well in the bullish environment that developed in 2003. Consequently, there were less portfolio transactions in 2003. The increased level of commissions incurred by the Fund in 2002 was due to increased portfolio turnover in response to volatile market conditions, and resulted in a higher percentage of the Fund's assets being invested in equities and a lower percentage in bonds than had been the case in the previous year.

On over-the-counter transactions, the Fund generally deals with the principal market makers and no commissions are paid to a broker except in situations where execution through the broker is likely to result in a savings to the Fund.


      INFORMATION ABOUT THE INVESTMENT ADVISOR AND OTHER SERVICE PROVIDERS
      ---------------------------------------------------------------------

The Advisor receives an investment advisory fee from the Fund which, on an annual basis, equals .75 percent of the net assets of the Fund not exceeding $200,000,000. The rate of this annual fee is reduced to .625 percent on net assets in excess of $200,000,000 but less than $400,000,000, and to .50 percent on net assets in excess of $400,000,000. The fee is payable monthly, based on the month-end net asset value of the Fund, at 1/12th of the annual fee rate. As of November 30, 2003, the net assets of the Fund were $74,129,076. For the fiscal year ended November 30, 2003, the Fund paid the Advisor total advisory fees equal on an annual basis to .75% of the average net assets.

Donald H. Baxter controls the Advisor. He serves as President, Treasurer, Director and is the sole shareholder of the Advisor.

When making its decision to renew the advisory contract with Baxter Financial Corporation, the Board considered a variety of material, which each Director received prior to the Board meeting specifically called to consider the renewal of the advisory agreement, including performance statistics, index comparisons, expense comparisons and turnover ratios. The Board compared the Fund's performance versus the S&P 500 Index, S&P 500/ BARRA Value Index, Russell 1000 Index, Russell 1000 Value Index, Wilshire 5000, and Wilshire Target Large Value Index. The Board also compared the Fund's performance with the average rating, risk and return of other funds with a growth and income objective listed in the Morningstar Large Value Category.

The Board compared the Fund's management related, non-management related, and total expense ratios against funds with total net assets between $50 million and $100 million in Lipper's Growth and Income Category. The Board took into account information furnished throughout the year at regular Board meetings, as well as information specifically furnished for the Board meeting held annually to specifically consider the advisory agreement renewal. Information furnished throughout the year included reports on the Fund's investment performance, expenses, portfolio composition, and sales and redemptions, along with related financial statements, information about the scope and quality of services provided by Baxter Financial Corporation (the Fund's advisor and administrator), Unified Fund Services (the Fund's transfer agent and fund accounting agent), and U.S. Bank (the Fund's custodian). The Board had also received periodic reports relating to compliance with the Fund's investment policies, investment restrictions and various regulatory issues.

The Board also considered:

     [BULLET] the nature and quality of the services provided to the Fund's shareholders;

     [BULLET] the profitability of the Fund to Baxter Financial Corporation;

     [BULLET] that the Fund realizes economies of scale as it grows larger and the breakpoints included in the advisory contract that allow shareholders to participate in the resulting benefits;

     [BULLET] comparative fee structures;

     [BULLET] any "fall-out" benefits, including administrative fees, received by Baxter Financial Corporation under a separate contract accruing to the Advisor as a result of managing the Fund; and

     [BULLET] the expertise of the independent directors of the investment company, whether they are fully informed about all facts bearing on the adviser's fee, and the extent of care and conscientiousness with which they perform their duties.

In considering the materials described above, the Independent Directors referred to the memorandum to the Board from its independent legal counsel, Stradley Ronon Stevens & Young, LLP. The memorandum discussed the provisions of the 1940 Act applicable to the continuation of the advisory contract and outlined the Board's responsibilities when considering the renewal of the contract. Based upon their review of all the material presented throughout the year and, together with such other information as they deemed relevant, the independent directors concluded that the continuance of the advisory contract was appropriate and in the best interest of Fund shareholders. In reaching this decision, the Board took into account a combination of factors, including the following:

      PERFORMANCE
      -----------

      In evaluating performance, attention was given to both short-term and long-term performance of the Fund in comparison with the appropriate indexes, as well as the peer group relevant to the Fund, and to the Fund's compliance with its specific investment objective and investment restrictions. The Board also discussed how the Fund's asset mix impacted performance, given the market conditions existing over the last year. The Board indicated its satisfaction with the Fund's returns relative to the indexes and peer group presented.

      EXPENSES
      ---------

      In considering the reasonableness of expenses, consideration was given to the advisory fee level and breakpoints implemented for the Fund in relation to those within the relevant peer group. Emphasis was placed on the Fund's total expense ratio, management-related expenses and non-management-related expenses compared with the averages within the peer group. Also considered were the benefits to Baxter Financial Corporation for providing various other functions, such as administration and distribution, to the Fund under separate agreements with the Advisor.
      The Board determined that the fees were reasonable in light of the services provided and the fees charged by other advisers to similar funds offering similar services.

      QUALITY OF SERVICES
      -------------------

      In considering the scope and quality of investment management services, consideration was given to Mr. Baxter's qualifications. Also, the Board considered how Baxter Financial Corporation has performed in the research and management process, and the Advisor's record of compliance with Fund investment policies and restrictions, as well as the code of ethics that governs personal securities trading by Fund management. Consideration was also given to the scope and quality of various other functions to the Fund under separate agreements, such as administration and distribution, and how well Baxter Financial performed the oversight of custodian, transfer agent, fund accountant and shareholder relationships. The Board concluded that the Advisor had provided competent supervision, regulatory compliance services, portfolio oversight services, and reporting functions to the Fund.

      MANAGER'S PROFITABILITY
      -----------------------

      The independent directors considered the Baxter Financial Corporation's level of profitability in providing management and other services to the Fund, Eagle Growth Shares, Inc., and private clients. In doing so, the directors reviewed Baxter Financial's 2003 financial statements. The Board also consider the extent to which the manager may potentially achieve economies of scale and possibly derive other ancillary benefits from Fund operations, including the allocation of Fund brokerage and the use of "soft" commission dollars to pay for research and other similar services.

During the fiscal years ended November 30, 2003, 2002, and 2001, the Fund paid investment advisory fees to the Advisor totaling $537,681, $589,383, and $687,522, respectively.

The Investment Advisory Agreement (the "Advisory Agreement") between Baxter Financial Corporation and the Fund was approved by the Fund's shareholders on March 19, 1991 and became effective on April 1, 1991. The Advisory Agreement requires the Advisor to provide the Fund with a continuous review of and recommendations regarding investment of the Fund's assets.

The Advisor is also responsible for providing the Fund with administrative services, such as clerical and secretarial personnel and facilities, necessary to administer the affairs of the Fund, pursuant to an Administration
Agreement between the Fund and the Advisor. For these services, the Fund pays the Advisor a fee which is equal on an annual basis to .25 percent of the net assets of the Fund. All services provided by the Advisor are subject to the approval and the overall supervision of the Fund's Board of Directors.

During the fiscal years ended November 30, 2003, 2002, and 2001, the Fund paid administration fees totaling $179,227, $196,461, and $229,174, respectively, to Baxter Financial Corporation.

The current Administration Agreement between the Fund and Baxter Financial Corporation requires Baxter Financial Corporation to supervise and provide for the administrative operations of the Fund, including the provision of office space, utilities, equipment, and clerical, secretarial, and administrative personnel.

The Fund pays all of its own operating expenses, including: custodian and transfer agent fees, insurance premiums, registration fees, cost of Directors' and stockholders' meetings, distribution expenses, legal and accounting fees, printing, and postage.

U.S. Bank, N.A. acts as the Fund's custodian. Unified Fund Services, Inc. acts as transfer agent, dividend paying agent, and provides the Fund with certain accounting services.


                            PRINCIPAL UNDERWRITER
                            ---------------------

The Fund's shares are offered, without a sales charge, on a continuous and "best efforts" basis by Baxter Financial Corporation, the Fund's principal underwriter. Baxter Financial Corporation is located at 1200 North Federal Highway, Suite 424, Boca Raton, FL 33432.


                                 DISTRIBUTION
                                 ------------

The Board of Directors and stockholders of the Fund approved a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940 (the "Distribution Plan") which provides for payment by the Fund of expenses related to the distribution of Fund shares. Under the Distribution Plan the Fund may make payments in any month in an amount not greater than 1/24th of 1% of the net asset value of the Fund (.5% on an annual basis) based on the net asset value calculated on the last business day of each month.

Payment may be made on either a compensatory or reimbursement basis as determined by the Board of Directors. Baxter Financial Corporation ("BFC") has agreed to waive fees in excess of .15% per annum until further notice.

Distribution payments may be made by the Fund directly or to Baxter Financial Corporation for any advertising and promotional expenses incurred which further the sale and distribution of Fund shares, including the incremental costs of printing prospectuses, statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Fund; the costs of preparing and distributing any supplemental sales literature; costs of radio, television, newspaper and other advertising; telecommunications expenses, including the costs of telephones, telephone lines and other communications equipment used in the sale of Fund shares, the salary of a Marketing Director and related support personnel, the costs of sales seminars, the costs of maintaining an office for the sale of the Fund's shares, and to defray the costs of such other products or services to be used to sell, or further the sale of, Fund shares, as may be approved by the Board of Directors of the Fund. Payments under the Distribution Plan to Baxter Financial Corporation are for actual costs and expenses incurred or to be incurred by Baxter Financial Corporation in connection with the distribution of Fund shares. Payments to dealers may include commissions and "trail commissions" or service fees for services in connection with the sale or retention of Fund shares. Payments may not be used to defray the overhead expense of Baxter Financial Corporation, interest, or for the carry forward of expenses which are incurred which would be in excess of the expense ceiling (.5% annually) in expectation of payment under the Plan in future years.

During fiscal year ended November 30, 2003, the Fund paid out a total of $107,536 under the Distribution Plan. The entire amount was a service fee to provide shareholders of the Fund (including persons who are indirect shareholders through ownership of Philadelphia Fund Investing Programs) with personal services, including advice and information regarding their share accounts, such as information regarding account activity and other related information; the application and use of the prototype retirement plans of the Fund; a semiannual newsletter; assistance with questions regarding the Fund's transfer agent; and other information and services, including the personnel, communications equipment, office space, and supplies to provide such specified services.

The Distribution Plan may be continued for one year terms if approved at least annually by a majority vote, cast in person, of both the Board of Directors and Independent Directors, at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated at any time, without penalty, by a vote of a majority of the Fund's Independent Directors, or by vote of a majority of the outstanding voting securities of the Fund.
The Distribution Plan terminates automatically in the event of an "assignment" of the Plan as defined in section 2(a)(4) of the 1940 Act. Also, while the Distribution Plan remains in effect the nomination of the Independent Directors of the Fund is committed to the discretion of such Directors.

The Board of Directors believes there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders in light of the perceived need to increase the sale of Fund shares. The benefits that would accrue to the Fund by an increase in the level of sales of Fund shares are that the Fund would have the ability to expand the investment opportunities available to it with increased cash, certain costs of operation would be decreased in proportion to the size of the Fund, and the Fund could benefit from a scaled-down advisory fee rate if the Fund's net assets grow to exceed $200,000,000 (a decrease from an annual fee of .75% to .625% of those assets in excess of $200,000,000). Mr. Baxter, President and sole stockholder of Baxter Financial Corporation, investment advisor of the Fund and underwriter, would also benefit from increased sales of Fund Shares.

The Distribution Plan provides that out of the total maximum distribution fee payable , which is .5% of the net assets value of the Fund on an annual basis, a monthly fee, equal on an annual basis to .25% of the net asset value of the Fund, will be paid to BFC for providing shareholders of the Fund, with personal services, including advice and information regarding their share accounts, the application and use of the prototype retirement plans of the Fund, a periodic newsletter, assistance with questions regarding the Fund's transfer agent, and other information and services designed to retain the loyalty of shareholders to the Fund and enhance the likelihood that the shareholders will refrain from redeeming their shares. In connection with the foregoing, BFC is required to provide personnel, communications equipment and other facilities, including office space, supplies and the like, and, in its discretion, may make payments to broker-dealers that are registered under the Securities Act of 1934 and members of the National Association of Securities Dealers, Inc. ("NASD"), for providing shareholders of the Fund with services that are similar to those described above.

An NASD rule has reduced and may continue to reduce the amount that the Fund may pay for sales-related expenses under the Distribution Plan.


                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANT
                   ---------------------------------------

Briggs, Bunting & Dougherty, LLP, Philadelphia PA, serve as the independent certified public accountant of the Fund. As such, that firm conducts audits of the Fund's annual and semi-annual reports to stockholders and prepares the Fund's tax returns.


                             FINANCIAL STATEMENTS
                             --------------------

The financial statements of the Fund for the fiscal year ended November 30, 2003, including the Portfolio of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Notes to Financial Statements, Financial Highlights, and Independent Auditor's Report, as set forth in the Fund's Annual Report to Stockholders for fiscal year ended November 30, 2003, are incorporated herein by reference.


                            PROXY VOTING POLICIES
                            ---------------------


These Proxy Voting Policies have been adopted by the Board(s) of Directors of Philadelphia Fund, Inc. and Eagle Growth Shares, Inc. (the "Funds") as of June 9, 2003.

General Guidelines
------------------

In voting proxies of portfolio securities, the Funds are guided by general fiduciary principles. The Funds' goal is to act prudently and solely in the best interest of the Funds' shareholders. Each Fund attempts to consider all factors of its vote that could affect the value of its investments and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder value.

The Funds' portfolio manager is responsible for monitoring, researching and deciding proxy votes for portfolio securities of the Funds.


How The Funds Vote
------------------

Generally, the Funds divide proxies into routine matters and non-recurring extraordinary matters.

      A. Routine Matters

      Voting decisions for routine matters are made by the Funds' portfolio manager. It is the Funds' general policy, absent a particular reason to the contrary, to vote with management's recommendations on routine matters.

      B. Non-Recurring Extraordinary Matters

      For non-recurring extraordinary matters, the Funds vote on a case-by-case basis, generally following the suggestions for such matters detailed below. If there is a non-recurring extraordinary matter for which there is no suggestion detailed below, the Funds vote on a case-by-case basis in accordance with the General Guidelines set forth above.

         1. Accept

            [BULLET] Proposals supporting best practices for corporate governance.

            [BULLET] Restoration or protection of shareholders' authority.

         2. Reject

            [BULLET] Protection of management from results of mergers and acquisitions.

            [BULLET] Proposals having the effect of diluting the value of the existing shares.

         3. Vote with Management

            [BULLET] Proposals that address social or moral issues.

Avoidance Of Potential Conflicts Of Interest
--------------------------------------------

      A. General Principles

      Voting of shares of portfolio securities shall be conducted in a manner consistent with the best interests of Fund shareholders as follows:

      [BULLET] Proxies of portfolio securities shall be voted in accordance with these Proxy Voting Policies; and

      [BULLET] Proxies of portfolio securities shall be voted without regard to any other relationship, business or otherwise, between (i) the issuers of the portfolio securities, and
               (ii) the Funds, their investment advisor, principal underwriter or any affiliated person thereof.

      B. Identifying and Addressing Conflicts of Interest

         1. Identification of Conflicts of Interest

         The portfolio manager is responsible for identifying conflicts of interest with respect to voting proxies of portfolio securities. Such conflicts of interest may arise from:

         [BULLET] the conduct of the Funds' business;

         [BULLET] relationships, business, or other connections between
                  (i) the issuers of the portfolio securities, and (ii) the Funds, their investment advisor, principal underwriter or any affiliated person thereof; or

         [BULLET] other special circumstances.

         2. Determination of Materiality

         A conflict of interest will be considered material to the extent that:

         [BULLET] the conflict has the potential to influence the portfolio manager's decision-making in voting the proxy; or

         [BULLET] other particular facts and circumstances require a determination of materiality.

         3. Non-Material Conflicts

         If it is determined that a conflict of interest is not material, the portfolio manager may vote the proxy, notwithstanding the existence of the conflict.

         4. Material Conflicts of Interest

         If it is determined that a conflict of interest is material, the portfolio manager will resolve such conflict of interest before voting the proxy(ies) affected by the conflict of interest. Such resolution may include:

         [BULLET] disclosing the conflict to the Board(s) of Directors of the Fund(s) and obtaining the consent of the Board(s) before voting;

         [BULLET] engaging another party to vote the proxy on the behalf of the Fund(s);

         [BULLET] engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

         [BULLET] such other method as the portfolio manager deems appropriate under the circumstances, given the nature of the conflict, which method will be subsequently reported to the Board(s) of Directors at the next regularly-scheduled meeting.

In accordance with regulations of the Securities and Exchange Commission, the Funds' proxy voting records for the twelve-month period ended June 30, 2004 will be filed with the Securities and Exchange Commission no later than August 31, 2004. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-800-749-9933 and on the Commissions website at http://www.sec.gov after the report is filed.

                                    PART C
                                    ------

Other Information
-----------------

Item 23.    Exhibits
--------    ---------------------------------

     (a)    Certificate of Incorporation.

            Incorporated herein by reference to Exhibit 24 (b)(1) to Post-Effective Amendment No. 74 to the Registration Statement under the Securities Act of 1933

     (b)    By-Laws, as amended.

            Incorporated herein by reference to Exhibit 24 (b) to Post-Effective Amendment No. 79 to the Registration Statement under the Securities Act of 1933

     (c)    Specimen of Certificate of Common Stock.

            Incorporated herein by reference to Exhibit 24 (b) (4) to Post-Effective Amendment No. 74 to the Registration Statement under the Securities Act of 1933

     (d)    Investment Advisory Agreement.

            Incorporated herein by reference to Exhibit 24 (b) (5) to Post-Effective Amendment No. 73 to the Registration Statement under the Securities Act of 1933

     (e)    Distribution Agreement with Baxter Financial Corporation.

            Incorporated herein by reference to Exhibit 24 (b) (6) to Post-Effective Amendment No. 73 to the Registration Statement under the Securities Act of 1933

     (f) The former Executive Vice President who is also a Director, receives a pension of $12,500 annually. The pension arrangements are not set forth in formal documents.

     (g)    Custody Agreement with Star Bank, N.A.

            Incorporated herein by reference to Exhibit 24 (b) (8) to Post-Effective Amendment No. 73 to the Registration Statement under the Securities Act of 1933

     (h)    Administration Agreement and Amendment to Administration Agreement.

            Incorporated herein by reference to Exhibit 24 (b) (9) to Post-Effective Amendment No. 73 to the Registration Statement under the Securities Act of 1933

     (h)(1) Mutual Fund Services Agreement for Fund Accounting Services and Transfer Agency Services with Unified Fund Services, Inc.

            Incorporated herein by reference to Exhibit 24 (h)(1) to Post-Effective Amendment No. 79 to the Registration Statement under the Securities Act of 1933

     (h)(2) Amendment To Mutual Fund Services Agreement

     (i)    Opinion of Counsel

     (j)    Consent of Briggs, Bunting & Dougherty, LLP
            Independent Certified Public Accountants.

     (k)    None.

     (l)    None.

     (m)    Distribution Plan, as amended

            Incorporated herein by reference to Exhibit 24 (b) (15) to Post-Effective Amendment No. 73 to the Registration Statement under the Securities Act of 1933

     (n)    None.

     (o)    Reserved.

     (p)    Philadelphia Fund Code of Ethics

     (p)(1) Baxter Financial Corporation Code of Ethics



Item 24.    Persons Controlled by or Under Common Control with Registrant
--------    -------------------------------------------------------------

            Not applicable; no person either directly or indirectly is controlled by or under common control with the registrant.


Item 25.    Indemnification.
--------    ----------------

            Section 54 of the Registrant's By-Laws provides for indemnification, as set forth below.

            With respect to the indemnification of the Officers and Directors of the Corporation:

            (a) The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under section 2-418 of the Maryland General Corporation law:

                 (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and
                 (ii) provided, that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

            (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

            (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.


Item 26.   Business and Other Connection of Investment Advisor.
--------   ----------------------------------------------------
           Baxter Financial Corporation is investment advisor to the Registrant, to Eagle Growth Shares, Inc., and to institutional and individual investment accounts; and acts as underwriter of Shares of the Fund and of Eagle Growth Shares, Inc.

           DONALD H. BAXTER - Director, President and Treasurer, Baxter Financial Corporation; President and Director, Eagle Growth Shares, Inc. and Philadelphia Fund, Inc.; Director and President, Universal Programs International Limited (distributor); formerly, Director, Sunol Molecular Corp. (biotechnology).

           RONALD F. ROHE - Chief Operating Officer, Baxter Financial Corporation; Vice President, Eagle Growth Shares, Inc. and Philadelphia Fund, Inc.; Secretary, Universal Programs
           International Limited (distributor).

The address of Baxter Financial Corporation, Universal Programs International Limited, Eagle Growth Shares, Inc. and Philadelphia Fund, Inc. is 1200 North Federal Highway, Suite 424, Boca Raton, FL 33432.


Item 27.   Principal Underwriters.
--------   -----------------------

           (a) Baxter Financial Corporation, 1200 North Federal Highway, Suite 424, Boca Raton, FL 33432 serves as principal underwriter of the Fund. Baxter Financial Corporation also serves as underwriter of shares of Eagle Growth Shares, Inc. Baxter Financial Corporation also serves as investment adviser to the Fund, Eagle Growth Shares, Inc., and to private investment accounts.

           (b)  See Item 26.

           (c)  Not applicable


Item 28.   Location for Accounts and Records.
--------   ----------------------------------

           All books and records of the Registrant are maintained and are in the possession of the Fund, at 1200 North Federal Highway, Suite 424, Boca Raton, Florida 33432, except those which are kept by U.S. Bank, N.A., the Fund's custodian, and Unified Fund
           Services, Inc., the Fund's transfer agent and dividend disbursing agent.


Item 29.   Management Services.
--------   --------------------

           NONE.


Item 30.   Undertakings.
--------   -------------

           Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the registrant's latest Annual Report to Stockholders without charge.

                                  SIGNATURES
                                  ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Philadelphia Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to its Registration Statement (Commission File Nos. 2-10698 and 811-505) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boca Raton, and the State of Florida on the 29 day of March, 2004.

                                Philadelphia Fund, Inc.
                                    (Registrant)

                                By:/s/Donald H. Baxter
                                ----------------------------
                                Donald H. Baxter,  President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement (File No. 2-10698) has been signed below by the following persons in the capacity and on the date indicated.


Signature                      Title                       Date
---------                      -----                       ----

                           President, Principal
/s/Donald H. Baxter        Executive Officer and       March 29, 2004
----------------------     Director
Donald H. Baxter

/s/Thomas J. Flaherty      Director                    March 19, 2004
----------------------
Thomas J. Flaherty

/s/Donald P. Parson        Director                    March 19, 2004
----------------------
Donald P. Parson

/s/Ronald F. Rohe          Treasurer, Principal        March 29, 2004
----------------------     Financial Officer
Ronald F. Rohe

/s/Kenneth W. McArthur     Director                    March 12, 2004
----------------------
Kenneth W. McArthur

/s/Robert L. Meyer         Director                    March 12, 2004
----------------------
Robert L. Meyer

                                 EXHIBIT INDEX
                                 -------------

                                                                         PAGE
                                                                         ----



Item 23(h)(2)        Amendment To Mutual Fund Services Agreement          49


Item 23(i)           Opinion of Counsel                                   53


Item 23(j)           Consent of Briggs, Bunting & Dougherty, LLP          55


Item 23(p)           Philadelphia Fund Code of Ethics                     56


Item 23(p)(1)        Baxter Financial Corporation Code of Ethics          69

                  AMENDMENT TO MUTUAL FUND SERVICES AGREEMENT


      This Amendment to Mutual Fund Services Agreement (this "Amendment") is made and entered into as of September 30, 2003, by and between Philadelphia Fund, Inc., a Maryland Corporation (the "Fund"), and Unified Fund Services, Inc., a Delaware corporation ("Unified"), and amends that certain Mutual Fund Services Agreement by and between the Fund and Unified, dated September 14, 2001 (the "Agreement").

      WHEREAS, Unified and the Fund have entered the Agreement; and

      WHEREAS, the Agreement contemplates that Unified shall perform such additional services as are mutually agreed upon and provided in an amendment to the Agreement or its schedules, in consideration of such fees as the parties may agree upon; and

	WHEREAS, the Fund desires that Unified perform certain additional services for the Fund related to anti-money laundering and fraud prevention; and

	WHEREAS, Unified is willing to perform the services enumerated in this Amendment on the terms and conditions set forth in the Agreement and this Amendment;

      NOW THEREFORE, in consideration of the covenants herein contained, the Fund and Unified hereby agree as follows:

1. Section [5] of the Agreement is hereby amended by appending a new subsection [(v)] thereto as follows:

      "       (v)	Unified AML Program Services, as described on Exhibit [E]
      to this Agreement. Unified formulates, maintains and uniformly administers policies and procedures (as amended from time to time, the "Unified AML Program") that are reasonably designed to ensure compliance with the USA Patriot Act of 2001, the Bank Secrecy Act of
      1970, the Customer Identification Program rules jointly adopted by the SEC and United States Department of the Treasury ("Treasury
      Department"), and applicable regulations adopted thereunder by the SEC and the Treasury Department (collectively, the "Applicable AML Laws"). Unified has provided the Fund with a copy of the Unified AML Program documents, and will provide the Fund with all amendments thereto. The
      Fund hereby delegates to Unified the Fund's obligation to identify and verify its customers and its obligations to perform those anti-money laundering and other procedures set forth in Exhibit [E] to this Agreement, in each case with regard to those shareholder accounts maintained by Unified pursuant to this Agreement. Unified accepts the foregoing delegation and agrees to perform the duties set forth on Exhibit [E] in accordance with the Unified AML Program. The Fund acknowledges and agrees that, notwithstanding such delegation, the Fund maintains full responsibility for ensuring its compliance with the Applicable AML Laws and, therefore, must monitor the operation and effectiveness of the Unified AML Program. Unified shall maintain such records and data with regard to the application of the Unified AML Program to such shareholder accounts as are required by Applicable AML Laws. "


2. The Exhibits to the Agreement are hereby amended by appending a new Exhibit [E] thereto as follows:


                                "EXHIBIT [E]
                                     to
                        Mutual Fund Services Agreement


           General Description of the Unified AML Program Services
           -------------------------------------------------------

      The following is a general description of the Unified AML Program services Unified shall provide to the Fund:


      I. General Description

      A. Customer Identification. Verify customer identity upon opening new accounts, consistent with the Unified AML Program, and perform such other checks and verifications as are specified in Unified's
      Customer Identification Program (which is a component of the Unified AML Program).

      B. Purchase and Redemption Transactions. Unified shall reject and return to sender any check, deposit, or delivery of cash or property and any redemption request that does not comply with the Unified AML Program, subject to the provisions of any additional agreement between the Fund and Unified regarding special liability checks and other remittances.

      C. Monitoring and Reporting. Monitoring shareholder transactions and identifying and reporting suspicious activities that are required to be so identified and reported, including suspicious activity reports or Form 8300 reports, and provide other reports of shareholder activity to the SEC, the U.S. Treasury Department, the Internal Revenue Service, and other appropriate authorities, in each case consistent with the Unified AML Program.

      D. Frozen Accounts. Unified shall place holds on transactions in shareholder accounts or freeze assets in shareholder accounts as provided for in the Unified AML Program.

      E. Maintenance of Records. Maintain all records or other documentation related to shareholder accounts and transactions therein that are required to be prepared and maintained pursuant to the Unified AML Program, and make the same available for inspection by (1) the Fund's compliance officer, (2) any person designated by the Fund to audit the Unified AML Program records pertaining to the Fund pursuant to paragraph I below, (3) regulatory or law enforcement authorities, and (4) those other persons specified in the Unified AML Program.

      F. Other Services. Unified shall apply all other policies and procedures of the Unified AML Program to the Fund.

      G. Maintenance of the Unified AML Program. Unified shall maintain and modify the Unified AML Program from time to time to ensure that it remains reasonably designed to ensure compliance with the Applicable AML Laws. Upon request by the Fund, Unified shall make available its compliance personnel to the Fund and the Fund's counsel to discuss amendments to the Unified AML Program that the Fund or its counsel believes are necessary to keep such program in compliance with Applicable AML Laws. Changes to Unified's AML Program shall be implemented at Unified's sole discretion. Special procedures may be implemented for an additional fee to be agreed upon. The Fund may cancel its participation in the Unified AML Program at any time, and no further fees to Unified in respect of such program shall accrue after the date of cancellation.

      H. Annual Certification. On an annual basis during the term of this Agreement, Unified will certify to the Fund's Board of Trustees / Directors that it has implemented the Unified AML Program and that it will continue to perform the specific requirements of the Unified AML Program in accordance with the terms of this Agreement.

      I. Annual Audit. On an annual basis during the term of this Agreement, the Fund may designate a person to conduct an audit of the Unified
      AML Program procedures applied to the Fund and the records pertaining thereto at a mutually agreed time, which may or may not be during Unified's normal business hours. Unified shall reasonably cooperate in any such audit."


3. Unified shall begin providing Unified AML Program services on or before October 1, 2003. Upon commencement of such services, all prior agreements between the parties in respect of services pertaining to Applicable AML Laws shall terminate and cease to be of any further force or effect. This paragraph shall survive any termination of this Amendment.


4. The fees payable to Unified for application of the Unified AML Program procedures to the Fund shall be $1.50 per shareholder account and an additional $0.50 for the second and each additional record required to be checked for such account (for example and without limitation, the charge for an account held by two joint tenants would be $2.00). The fees shall become due and payable upon submission by Unified of the account information to the vendor Unified uses to verify customer information, and shall be billed to and paid by the Fund in accordance with the terms of the Agreement.


5. This Amendment shall terminate on the next annual anniversary date of the effective date of the Agreement and shall thereafter cease to have any further force or effect. The parties contemplate that the substance of this Amendment shall be incorporated into a new mutual fund services agreement at that time.

IN WITNESS HEREOF, the undersigned have executed this Amendment as of the date and year first above written.


UNIFIED FUND SERVICES, INC.            PHILADELPHIA FUND, INC.




By: /s/William Young               By: /s/Donald H. Baxter
    ------------------------------     ------------------------------
Name:  William Young                   Name: Donald H. Baxter
Title: CEO                             Title:President

                                 Law Office

                     STRADLEY, RONON, STEVENS & YOUNG, LLP


                           2600 One Commerce Square
                     Philadelphia, Pennsylvania 19103-7098
                                (215) 564-8000

Direct Dial: (215) 564-8027


                                March 24, 2004


Board of Directors
Philadelphia Fund, Inc.
1200 North Federal Highway
Suite 424
Boca Raton, FL  33432

Gentlemen:

          We have examined the Articles of Incorporation of Philadelphia Fund, Inc. (the "Fund"), a corporation organized under Maryland law, and its by-laws, both as amended to date, the registration statement ("Registration Statement") filed by the Fund under the Securities Act of 1933, as amended (the "Securities Act"), and such records of the various pertinent corporate proceedings as we deem material to this opinion. As of the date hereof, the Fund is authorized to issue an aggregate of 30,000,000 shares of common stock, of a par value of $1.00 per share.

          The Fund has filed, with the U.S. Securities and Exchange Commission, the Registration Statement under the Securities Act, which Registration Statement is deemed to register an indefinite number of shares of the Fund pursuant to the provisions of Section 24(f) of the Investment Company Act of 1940, as amended (the "Investment Company Act"). You have further advised us that the Fund has filed, and each year hereafter will timely file, a Notice pursuant to Rule 24f-2 under the Investment Company Act, perfecting the registration of the shares sold by the Fund during each fiscal year during which such registration of an indefinite number of shares remains in effect.

          You have also informed us that the shares of the Fund have been, and will continue to be, sold in accordance with the Fund's usual method of distributing its registered shares, under which prospectuses are made available for delivery to offerees and purchasers of such shares in accordance with
Section 5(b) of the Securities Act.

          Based upon the above-described examination, it is our opinion that, as long as the Fund remains a corporation in good standing under the laws of the state of Maryland, and the registration of an indefinite number of shares of the Fund remains effective, the authorized but unissued shares of stock of the Fund, when issued for the consideration established by the board of directors, as described in the Registration Statement, and subject to compliance with Rule 24f-

Board of Directors
Philadelphia Fund, Inc.
March 24, 2004




2 under the Investment Company Act, will be, under the law of the state of Maryland, legally issued, fully-paid, non-assessable outstanding shares of common stock of the Fund.

          We hereby consent to the use of this opinion, in lieu of any other, as an exhibit to the Registration Statement, along with any amendments thereto, covering the registration of the shares of the Fund under the Securities Act and the applications, registration statements or notice filings, and any amendments thereto, filed in accordance with the securities laws of the several states in which shares of the Fund are offered, and we further consent to reference in the Registration Statement to us as legal counsel, who have rendered this opinion concerning the legality of the issuance of the shares of common stock of the Fund.


                                    Very truly yours,

                                    STRADLEY, RONON, STEVENS & YOUNG, LLP

                                    By:  /s/ Mark A. Sheehan
                                         -------------------------
                                         Mark A. Sheehan, a Partner

Briggs,
Bunting &
Dougherty, LLP
-----------------------------------------------------------------------------
Certified Public Accountants and Business Advisors




            CONSENT  OF  INDEPENDENT  CERTIFIED  PUBLIC  ACCOUNTANTS





We hereby consent to the incorporation by reference in the Statement of Additional Information (Part B) of this amended Registration Statement on
Form N-1A of our report dated December 19, 2003 (except for Note 6 as to which the date is December 29, 2003) relating to financial statements of Philadelphia Fund, Inc. for the year ended November 30, 2003. We also consent to the reference to our report under the heading "Financial Highlights" in such amended Registration Statement.





                             /s/BRIGGS, BUNTING & DOUGHERTY, LLP
                                BRIGGS, BUNTING & DOUGHERTY, LLP



Philadelphia, Pennsylvania
March 25, 2004















P.O. Box 70, Montville, NJ 07045-0070
Tel: (973) 299-5233, Fax: (973) 299-5234

                           PHILADELPHIA FUND, INC.
                          EAGLE GROWTH SHARES, INC.


                                CODE OF ETHICS


General
-------

      This Code of Ethics of Philadelphia Fund, Inc. and

Eagle Growth Shares, Inc., which are registered investment

companies, is revised as of March 24, 2004.  This Code of Ethics is adopted and administered in accordance with  the requirements of Rule 17j-1 under the Investment Company Act of 1940, as

amended (the "1940 Act").  Each reference to "Fund" in the Code of Ethics shall be deemed to apply to Philadelphia Fund, Inc.

and/or Eagle Growth Shares, Inc. as the context requires.  Each reference to the "Adviser" or "underwriter" means Baxter

Financial Corporation.

   1. Definitions
      -----------

      (1)    "Access Person" means the Adviser and each

             officer and director of the Adviser or the Funds,

             and any employee of the Adviser or a Fund who, in

             connection with such person's regular functions

             or duties, or in the ordinary course of business,

             makes, participates in, or obtains information

             regarding the purchase or sale of "Covered

             Securities" by a Fund, or whose functions relate

             to the making of any recommendations with respect to such purchases or sales, and any natural person in a "control" (as defined in section

             2(a)(39) of the 1940 Act) relationship with a

             Fund or the Adviser who obtains information

             concerning recommendations made to a Fund with

             respect to the purchase or sale of a Covered

             Security by a Fund.

      (2)    "Covered Security" shall have the meaning set

             forth in Section 2(a)(36) of the 1940 Act, and

             shall include any option or right to buy or sell

             a Covered Security and any security convertible

             or exchangeable into a Covered Security,

             including securities issued in an IPO or Limited

             Offering, as defined below, but shall not include

             securities issued by the Government of the United

             States or by federal agencies which are direct

             obligations of the United States, bankers'

             acceptances, certificates of deposit, commercial

             paper, high quality, short-term debt instruments,

             including repurchase agreements, and shares of

             registered open-end investment companies ( other

             than shares of the Funds, which shall be

             considered to be Covered Securities).

      (3)   "Beneficial ownership" shall be interpreted in

             the same manner as it would be under rule

             16a-1(a)(2) of the rules under Section 16 of the

             Securities Exchange Act of 1934, as amended

             ("1934 Act").

      (4)    An "Initial Public Offering" ("IPO") means an

             offering of securities registered under the

             Securities Act of 1933 ("1933 Act"), the issuer

             of which, immediately before the registration,

             was not subject to the reporting requirements of

             sections 13 or 15(d) of the 1934 Act.

      (5)    A "Limited Offering" means an offering that is

             exempt from registration under the 1933 Act

             pursuant to sections 4(2) or 4(6) or rules 504,

             505 or 506 under the 1933 Act.

   2. Prohibitions
      ------------

      No Access Person:

      (a)    In connection with the purchase or sale by such

             person of a security held or to be acquired or

             sold by a Fund<F1> :

             (i)   shall employ any device, scheme or

                   artifice to defraud such Fund;

-------------------------
<F1> As used in this Section 2(a), "Covered Security held or to be acquired by a Fund" means any Covered Security which within the most recent 15 days (I) is, or has been, held by a Fund, or (ii) is being or has been considered by the Adviser for purchase by a Fund.

             (ii)  shall make to such Fund any untrue

                   statement of material fact or omit to state

                   a material fact necessary in order to make

                   the statements made, in light of the

                   circumstances under which they are made,

                   not misleading;

             (iii) shall engage in any act, practice, or

                   course of business which operates or would

                   operate as a fraud or deceit upon such

                   Fund; or

             (iv)  shall engage in any manipulative practice

                   with respect to such Fund;

      (b)    shall purchase or sell, directly or indirectly,

             any Covered Security in which he has, or by

             reason of such transaction acquires, any direct

             or indirect beneficial ownership and which to his

             actual knowledge at the time of such purchase or

             sale:

             (i)   is being considered by the Adviser for

                   purchase or sale for a Fund; or

             (ii)  is then being purchased or sold by the

                   Adviser for a Fund.

      (c)    No Access Person shall acquire direct or indirect

             beneficial ownership of any securities in an IPO or a Limited Offering without first obtaining approval of the President of the Fund.

      (d)    In connection with the purchase of Covered

             Securities that are shares of the Funds, shall

             hold such Covered Securities for less than 60

             days.

   3. Exempted Transactions
      ---------------------

      The prohibitions of Section 2(b) of this Code shall

not apply to:

      (a)    purchases or sales effected in any account over

             which the Access Person has no direct or indirect

             influence or control;

      (b)    transactions that are approved by the President

             of the Fund because there is deemed to exist only

             a remote possibility of a conflict of interest;

      (c)    purchases which are part of an automatic dividend

             reinvestment plan;

      (d)    purchases effected upon the exercise of rights

             issued by an issuer pro rata to all holders of

             its securities, to the extent such rights were

             acquired from such issuer, and sales of such

             rights so acquired.

   4. Procedural Matters
      ------------------

      (a)    The President of the Fund shall:

            (1)   furnish a copy of this Code to each Access

                  Person of a Fund promptly upon such person's

                  becoming an Access Person; and

            (2)   No less frequently than annually, furnish to

                  each Fund's board of directors a written

                  report that:

                  (i)  describes any issues arising under the

                       Code of Ethics or procedures since the

                       last report to the board of directors,

                       including, but not limited to,

                       information about material violations

                       of the Code or procedures and sanctions

                       imposed in response to material

                       violations; and

                  (ii) certifies that the Fund has adopted

                       procedures reasonably necessary to prevent

                       Access Persons from violating the Code.

      (b)    Each Fund shall maintain, at its principal place

             of business, the following records:

             (i)   a copy of each Code of Ethics of the Fund

                   that is in effect, or at any time within

                   the past five years was in effect;

             (ii)	 a record of any violation of the Code of

                   Ethics and of any action taken as a result

                   of the violation;

             (iii) each report made by an Access Person under

                   this Code;

             (iv)  a record of all persons, currently or

                   within the past five years, who are or were

                   required to make reports hereunder and who

                   are or were responsible for reviewing such

                   reports;

             (v)   a copy of each report made to the board of

                   directors of the Funds provided for in (a)

                   section 4(a)(2) of the Adviser's Code of

                   Ethics and (b) section 4(a)(2) herein for

                   the past five years; and

             (vi)  a record of any decision, and the reasons

                   supporting the decision, to approve the

                   acquisition by an Access Person, directly

                   or indirectly, of beneficial ownership in

                   any securities in an IPO or a Limited

                   Offering.

      (c)    In the event that the President of the Fund must

             seek approval hereunder to purchase or sell a

             Covered Security, he shall not be authorized to grant such approval to any transaction in which he has any direct or indirect beneficial

             interest, but instead the Executive Vice

             President of the Fund is authorized to grant

             approval of such acquisition or sale.

   5. Reporting
      ---------

      (a)    No later than 10 days after a person becomes an

             Access Person, such person shall file a report

             with the Fund containing the following

             information:

             (i)   The title, number of shares and principal

                   amount of each Covered Security in which

                   the Access Person had any direct or

                   indirect beneficial ownership when the

                   person became an Access Person;

             (ii)  The name of any broker, dealer or bank with

                   whom the Access Person maintained an

                   account in which any securities were held

                   for the direct or indirect benefit of the

                   Access Person as of the date the person

                   became an Access Person; and

             (iii) The date the report is submitted by the

                   Access Person of the Fund.

      (b)    Within 10 days after the end of each calendar

             quarter, every Access Person shall file a written

             report with the Fund with respect to any

             transactions in a Covered Security (including

             shares of the Funds) in which such Access Person

             has, or by reason of such transaction acquires or

             disposes of, any direct or indirect beneficial

             ownership in a Covered Security.  Each report

             shall contain the following information:

             (i)   The date of the transaction, the title and

                   the number of shares (the name of the Fund,

                   if applicable), and the principal amount of

                   each Covered Security involved, the

                   interest rate and maturity date, if

                   applicable;

             (ii)  The nature of the transaction (i.e.,

                   purchase, sale or any other type of

                   acquisition or disposition);

             (iii) The price at which the transaction was

                   effected; and,

             (iv)  The name of the broker, dealer or bank with

                   or through whom the transaction was

                   effected.

             (v)   With respect to any account established by

                   an Access Person in which any securities

                   were held during the quarter for his or her

                   direct or indirect benefit, the Access

                   Person shall file a report with the Fund

                   containing the name of the broker, dealer

                   or bank with whom the Access Person

                   established the account; the date the

                   account was established; and the date the

                   report is submitted by the Access Person.

      (c)    Annually, each Access Person shall file a report

             containing the following information (which must

             be current as of a date no more than 30 days

             before the report is submitted):

             (i)   the title, number of shares and principal

                   amount of each Covered Security in which

                   the Access Person has any direct or

                   indirect beneficial ownership; and

             (ii)  the name of any broker, dealer or bank with

                   whom the Access Person maintains an account

                   in which any securities are held for the

                   direct or indirect benefit of the Access

                   Person.

      (d)    Any report made hereunder may contain a statement

             that the report shall not be construed as an

             admission by the person making such report that

             he has any direct or indirect beneficial

             ownership in the security to which the report

             relates and all reports shall state that they are

             made by an Access Person.  The foregoing

             provisions of Section 5 notwithstanding, no

             report need be filed for transactions effected

             for, and Covered Securities (other than shares of

             the Funds) held in, any account over which an

             Access Person has no influence or control.

      (e)    A director of a Fund who is not an "interested

             person" of the Fund within the meaning of Section

             2(a)(19) of the 1940 Act and who would be

             required to make a report solely by reason of

             being a Fund director, need not make an initial

             holdings report under paragraph 5(a) or an annual

             holdings report under paragraph 5(c) and need not

             make a quarterly transaction report under

             paragraph 5(b) herein unless the director knew

             or, in the ordinary course of fulfilling his or

             her official duties as a Fund director, should

             have known that during the 15 day immediately before or after the director's transaction in a

             Covered Security, a Fund purchased or sold the

             Covered Security, or a Fund or the Adviser

             considered purchasing or selling the Covered

             Security for a Fund.  Further, no report need be

             filed pursuant to Section 5(b)(v) if it would

             duplicate information contained in broker trade

             confirmations or account statements received by

             the Fund on a timely basis, as required by

             Section 5(b)(v) and contains the information

             required by such section.

   6. Violations
      ----------

      Upon being apprised of facts which indicate that a

violation of this Code may have occurred, the President of the

Fund shall determine, in his judgment, whether the conduct being considered did in fact violate the provisions of this Code.  If the President determines that a violation of the Code has

occurred, he shall take such action as he deems appropriate in the circumstances and shall provide the board of directors of the Fund with a report thereon, not later than the next meeting of the board of directors.

   7. Approvals
      ---------

      This Code of Ethics, and any material change hereto,

are subject to the approval of the board of directors of each

Fund.  Each board shall base its approval of the Code, and any material change to the Code, on a determination that the Code contains provisions reasonably necessary to prevent Access

Persons from engaging in any conduct prohibited by section 2 of the Code.  Prior to approving the Code, the board of directors must receive certification from the President that the Funds have adopted procedures reasonably necessary to prevent Access

Persons from violating the Code.  The Funds' board must approve any material change to the Code not later than six months after adoption of such change.


                                * * * * * * *

                         BAXTER FINANCIAL CORPORATION

                                CODE OF ETHICS


General
-------

      This Code of Ethics of Baxter Financial Corporation

(the "Adviser"), an investment adviser of registered investment companies, is revised as of March 24, 2004. This Code of Ethics is adopted and administered in accordance with the requirements of Rule 17j-1 under the Investment Company Act of 1940, as

amended (the "1940 Act").  Each reference to "Fund" in the Code of Ethics shall be deemed to apply to Philadelphia Fund, Inc.

and Eagle Growth Shares, Inc. and the term "client" shall

include all clients with whom the Adviser has entered into an investment advisory agreement, including the Funds.

   1. Definitions

      (1) "Access Person" means the Adviser and each

          officer and director of the Adviser, and any

          employee of the Adviser who, in connection with

          such person's regular functions or duties, or in

          the ordinary course of business, makes,

          participates in, or obtains information regarding

          the purchase or sale of "Covered Securities" by a

          client, or whose functions relate to the making

          of any recommendations with respect to such

          purchases or sales, and any natural person in a

          "control" (as defined in section 2(a)(39) of the

          1940 Act) relationship with the Adviser who

          obtains information concerning recommendations

          made to a client with respect to the purchase or

          sale of a Covered Security by a client.

      (2) "Covered Security" shall have the meaning set

          forth in Section 2(a)(36) of the 1940 Act, and

          shall include any option or right to buy or sell

          a Covered Security and any security convertible

          or exchangeable into a Covered Security,

          including securities issued in an IPO or Limited

          Offering, as defined below, but shall not include

          securities issued by the Government of the United

          States or by federal agencies which are direct

          obligations of the United States, bankers'

          acceptances, certificates of deposit, commercial

          paper, high quality, short-term debt instruments,

          including repurchase agreements, and shares of

          registered open-end investment companies ( other

          than shares of the Funds, which shall be

          considered to be Covered Securities).

      (3) "Beneficial ownership" shall be interpreted in

          the same manner as it would be under rule

          16a-1(a)(2) of the rules under Section 16 of the

          Securities Exchange Act of 1934, as amended

          ("1934 Act").

      (4) An "Initial Public Offering" ("IPO") means an

          offering of securities registered under the

          Securities Act of 1933 ("1933 Act"), the issuer

          of which, immediately before the registration,

          was not subject to the reporting requirements of

          sections 13 or 15(d) of the 1934 Act.

      (5) A "Limited Offering" means an offering that is

          exempt from registration under the 1933 Act

          pursuant to sections 4(2) or 4(6) or rules 504,

          505 or 506 under the 1933 Act.

   2. Prohibitions
      ------------

      No Access Person of the Adviser:

      (a) In connection with the purchase or sale by such

          person of a security held or to be acquired or

          sold by a client<F1> :

          (i)   shall employ any device, scheme or artifice

                to defraud such client;

          (ii)  shall make to such client any untrue

                statement of material fact or omit to state

                a material fact necessary in order to make



-------------------------
<F1>As used in this Section 2(a), "Covered Security held or to be acquired by a client" means any Covered Security which within the most recent 15 days (I) is, or has been, held by a client, or (ii) is being or has been considered by the Adviser for purchase by a client.

                the statements made, in light of the

                circumstances under which they are made,

                not misleading;

          (iii) shall engage in any act, practice, or

                course of business which operates or would

                operate as a fraud or deceit upon such

                client; or

          (iv) shall engage in any manipulative practice

               with respect to such client.

      (b) shall purchase or sell, directly or indirectly,

          any Covered Security in which he has, or by

          reason of such transaction acquires, any direct

          or indirect beneficial ownership and which to his

          actual knowledge at the time of such purchase or

          sale:

          (i)   is being considered by the Adviser for

                purchase or sale for a client; or

          (ii)  is then being purchased or sold by the

                Adviser for a client.

      (c) No Access Person shall acquire direct or indirect

          beneficial ownership of any securities in an IPO

          or a Limited Offering without first obtaining

          approval of the President of the Adviser.

      (d) In connection with the purchase of Covered

          Securities that are shares of the Funds, shall

          hold such Covered Securities for less than 60

          days.

   3. Exempted Transactions
      ---------------------

      The prohibitions of Section 2(b) of this Code shall

not apply to:

      (a) Purchases or sales effected in any account over

          which the Access Person has no direct or indirect

          influence or control.

      (b) Transactions that are approved by the President

          of the Adviser because there is deemed to exist

          only a remote possibility of a conflict of

          interest.

      (c) Purchases which are part of an automatic dividend

          reinvestment plan.

      (d) Purchases effected upon the exercise of rights

          issued by an issuer pro rata to all holders of

          its securities, to the extent such rights were

          acquired from such issuer, and sales of such

          rights so acquired.

   4. Procedural Matters
      ------------------

      (a) The President of the Adviser shall:



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          (1) Furnish a copy of this Code to each Access

              Person of the Adviser promptly upon such

              person's becoming an Access Person;

          (2) No less frequently than annually, furnish to

              each Fund's board of directors a written

              report that:

              (i)   describes any issues arising under the

                    Code of Ethics or procedures since the

                    last report to the board of directors,

                    including, but not limited to,

                    information about material violations

                    of the Code or procedures and sanctions

                    imposed in response to material

                    violations; and

              (ii)  certifies that the Adviser has adopted

                    procedures reasonably necessary to

                    prevent Access Persons from violating

                    the Code.

      (b) The Adviser shall maintain, at its principal

          place of business, the following records:

          (i)   a copy of each Code of Ethics of the

                Adviser that is in effect, or at any time

                within the past five years was in effect;




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          (ii)  a record of any violation of the Code of

                Ethics and of any action taken as a result

                of the violation;

          (iii) each report made by an Access Person under

                this Code;

          (iv)  a record of all persons, currently or

                within the past five years, who are or were

                required to make reports hereunder and who

                are or were responsible for reviewing such

                reports;

          (v)   a copy of each report made to the board of

                directors of each Fund provided for in

                section 4(a)(2) herein for the past five

                years; and

          (vi)  a record of any decision, and the reasons

                supporting the decision, to approve the

                acquisition by an Access Person, directly

                or indirectly, of beneficial ownership in

                any securities in an IPO or a Limited

                Offering.

      (c) In the event that the President of the Adviser

          must seek approval hereunder to purchase or sell

          a Covered Security, he shall not be authorized to

          grant such approval to any transaction in which




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          he has any direct or indirect beneficial

          interest, but instead the Chief Operating Officer

          of the Adviser is authorized to grant approval of

          such acquisition or sale.

   5. Reporting
      ---------

      (a) No later than 10 days after a person becomes an

          Access Person, such person shall file a report

          with the Adviser containing the following

          information:

          (i)   The title, number of shares and principal

                amount of each Covered Security in which

                the Access Person had any direct or

                indirect beneficial ownership when the

                person became an Access Person;

          (ii)  The name of any broker, dealer or bank with

                whom the Access Person maintained an

                account in which any securities were held

                for the direct or indirect benefit of the

                Access Person as of the date the person

                became an Access Person; and

          (iii) The date the report is submitted by the

                Access Person of the Adviser.

      (b) Within 10 days after the end of each calendar

          quarter, every Access Person shall file a written



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          report with the Adviser with respect to any

          transactions in a Covered Security (including

          shares of the Funds) in which such Access Person

          has, or by reason of such transaction acquires or

          disposes of, any direct or indirect beneficial

          ownership in a Covered Security.  Each report

          shall contain the following information:

          (i)   The date of the transaction, the title and

                the number of shares (the name of the Fund,

                if applicable), and the principal amount of

                each Covered Security involved, the

                interest rate and maturity date, if

                applicable;

          (ii)  The nature of the transaction (i.e.,

                purchase, sale or any other type of

                acquisition or disposition);

          (iii) The price at which the transaction was

                effected; and,

          (iv)  The name of the broker, dealer or bank with

                or through whom the transaction was

                effected.

          (v)   With respect to any account established by

                an Access Person in which any securities

                were held during the quarter for his or her




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                direct or indirect benefit, the Access

                Person shall file a report with the Adviser

                containing the name of the broker, dealer

                or bank with whom the Access Person

                established the account; the date the

                account was established; and the date the

                report is submitted by the Access Person.

      (c) Annually, each Access Person shall file a report

          containing the following information (which must

          be current as of a date no more than 30 days

          before the report is submitted):

          (i)   the title, number of shares and principal

                amount of each Covered Security in which

                the Access Person has any direct or

                indirect beneficial ownership; and

          (ii)  the name of any broker, dealer or bank with

                whom the Access Person maintains an account

                in which any securities are held for the

                direct or indirect benefit of the Access

                Person.

      (d) Any report made hereunder may contain a statement

          that the report shall not be construed as an

          admission by the person making such report that

          he has any direct or indirect beneficial




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          ownership in the security to which the report

          relates and all reports shall state that they are

          made by an Access Person.  The foregoing

          provisions of Section 5 notwithstanding, no

          report need be filed for transactions effected

          for, and Covered Securities (other than shares of

          the Funds) held in, any account over which an

          Access Person has no influence or control.

      (e) The requirements of Section 5(b) shall not

          require duplication of records and reports which

          the Adviser must maintain in accordance with Rule

          204-2(a)(12) or (a)(13) under the Investment

          Advisers Act of 1940.  No report need be filed

          pursuant to Section 5(b)(v) if it would duplicate

          information contained in broker trade

          confirmations or account statements received by

          the Adviser on a timely basis, as required by

          Section 5(b)(v) and contains the information

          required by such section.

   6. Violations
      ----------

      Upon being apprised of facts which indicate that a

violation of this Code may have occurred, the President of the

Adviser, shall determine, in his judgment, whether the conduct being considered did in fact violate the provisions of this




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Code.  If the President determines that a violation of the Code has occurred, he shall take such action as he deems appropriate in the circumstances.

   7. Approvals
      ---------

      This Code of Ethics, and any material change hereto,

are subject to the approval of the board of directors of each

Fund.  Each board shall base its approval of the Code, and any material change to the Code, on a determination that the Code contains provisions reasonably necessary to prevent Access

Persons from engaging in any conduct prohibited by section 2 of the Code.  Prior to approving the Code, the board of directors must receive certification from the Adviser that it has adopted procedures reasonably necessary to prevent Access Persons from violating the Code.  The Funds' board must approve any material change to the Code of the Adviser, which is also the Code of the principal underwriter of the Funds,  not later than six months after adoption of such change.


                           * * * * * * *

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